Lord Abbett
                                    Tax-Free
                              Income Fund

                  o National  o New York o Texas o New   Jersey   o Connecticut
                  o Missouri o Hawaii o Washington  o Minnesota o California

                                                              1996 ANNUAL REPORT





                                    [GRAPHIC
                                    PHOTO OF
                                    TAX FORMS]






     Portfolios with the
     objective of
     providing you with
     high tax-free income



                                     [LOGO]

     Report to Shareholders
     For the Fiscal Year Ended September 30, 1996

[PHOTO OF ROBERT S. DOW]

/s/ ROBERT S. DOW
----------------------
ROBERT S. DOW
CHAIRMAN

OCTOBER 21, 1996

We would like to thank all shareholders who voted their proxy ballots. We are pleased to announce that, on June 19, 1996, shareholders approved all the proposals recommended by your Board of Directors. In addition, we welcome shareholders of the California Series to the Fund.


     Lord Abbett Tax-Free Income Fund completed its fiscal year on September 30, 1996 with aggregate net assets of $2.0 billion. (See inside front cover for net assets and performance of each Series.)

     A series of short-term interest-rate reductions implemented by the Federal Reserve (the "Fed") early in the Fund's fiscal year succeeded in keeping the economy growing at a modest pace. As economic activity picked up in the first two quarters of calendar 1996, investors anticipated the Fed would raise short-term rates in an attempt to slow growth and prevent a resurgence in inflation. This investor concern surfaced in the market and pushed long-term taxable and tax-exempt bond rates sharply higher in March, April and June. However, the favorable supply/demand characteristics of the municipal bond market helped temper the volatility caused by interest-rate movements; as a result, demand for municipal bonds remained high, while supply continued to be limited.

     We took advantage of the higher interest-rate environment by increasing our position of higher yielding, long-term municipal bonds at the end of March. Because the movement of bonds' yields and prices are inversely related, we believe these securities will appreciate as the economy slows and long-term interest rates begin to come down. Currently, municipal bonds yield roughly 86% of the taxable yield on the 30-year Treasury (historically, 83%-85% is typical in the current federal tax structure). As always, your Fund invested in high-quality bonds with good call protection. Call protection (assurance by the issuer that a bond will not be redeemed before a specific date) has become increasingly important given the continued decrease in the supply of municipal bonds. Essential service revenue bonds, which finance services that typically are in constant demand, remain an important part of your Fund.

     As we head into 1997, we believe economic growth will slow to a sustainable rate of about 2%-21 1/2%, with inflation at about 3%. Given this, we expect the 30-year U.S. Treasury bond yield to move toward 61 1/2%-6% over the next few months. In addition, the current supply situation is favorable. However, in a declining interest-rate environment, bond issuers may refund bonds issued at higher rates and issue bonds at lower rates. As a result, we will continue to closely watch the supply situation. While net asset values will fluctuate along the way, your Fund's focus on high-quality issues with good call protection should help it meet the challenges of this environment.

     We regret to inform you that Ronald P. Lynch, Chairman of your Fund, passed away on June 27, 1996. Mr. Lynch had been with the Firm since 1965. He will be sorely missed. Your Fund's Board of Directors has elected Robert S. Dow as the new Chairman of your Fund.

     Thank you for your continued confidence in Lord Abbett Tax-Free Income Fund. We look forward to helping you achieve your goals in the years ahead.

Fund Facts

     Lord Abbett's Focus on Quality
     ---------------------------------------------------------------------------

All series managed by Lord Abbett emphasize high quality, call protection and total return potential. Portfolio quality shown as of 9/30/96.

 [THE FOLLOWING TABLES WERE REPRESENTED BY PIE CHARTS IN THE PRINTED MATERIAL]

              National Series                          New York Series

                 AAA    67.0%                             AAA    51.1%
                 AA     17.5%                             AA     11.3%
                 A      10.8%                             A      14.5%
                 BBB(1)  4.7%                             BBB    23.1%

 Texas Series                   New Jersey Series       Connecticut  Series
 AAA    52.9%                     AAA   67.5%              AAA    56.9%
 AA     31.3%                     AA    20.7%              AA     17.5%
 A      13.6%                     A      7.7%              A      19.9%
 BBB     2.2%                     BBB(1) 4.1%              BBB     5.7%


     Lord Abbett's Tax-Free Record and SEC-Required Information as of 9/30/96
     ---------------------------------------------------------------------------

                                                            National        New York          Texas       New Jersey     Connecticut
                                                            Series(2)       Series(2)        Series         Series         Series
Date of Inception                                            4/2/84          4/2/84          1/20/87        1/2/91        4/1/91
------------------------------------------------------------------------------------------------------------------------------------
Net Assets (in millions)                                     $672.3          $319.6           $94.4         $186.4        $122.9
------------------------------------------------------------------------------------------------------------------------------------
Distribution Rate at Net Asset Value                           5.42%           5.45%           5.46%          5.33%         5.45%
------------------------------------------------------------------------------------------------------------------------------------

Average Annual Rate of Total Return(4) at Net Asset Value:
   1 Year                                                     6.31%            4.87%           6.11%          6.29%         5.70%
------------------------------------------------------------------------------------------------------------------------------------
   10 Years or Life of Series                                 7.75%            7.42%           7.85%(5)       8.21%(5)      7.66%(5)
------------------------------------------------------------------------------------------------------------------------------------
30-Day SEC Yield                                              4.83%            4.87%           4.94%          4.66%         4.98%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at the Class A Share Maximum Offering Price:

   1 Year                                                     1.20%           -0.10%           1.00%          1.10%         0.70%
------------------------------------------------------------------------------------------------------------------------------------
   5 Years                                                    5.90%            5.22%           6.14%          6.37%         5.98%
------------------------------------------------------------------------------------------------------------------------------------
   10 Years or Life of Series                                 7.24%            6.89%           7.30%(5)       7.28%(5)      6.72%(5)
------------------------------------------------------------------------------------------------------------------------------------

     (1) Includes holdings which are not rated by independent ratings services but are, in Lord Abbett's opinion, of comparable quality.

     (2)  For  specific  Class  share  performance,   please  see  each  Series'
          Financial Highlights table (pages 29 and 33).

     (3)  Predecessor established 9/3/85.

     (4) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Alternative Minimum Tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Series.

     (5)  Since inception.

 [THE FOLLOWING TABLES WERE REPRESENTED BY PIE CHARTS IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
   Missouri Series                Hawaii Series               Washington  Series
   AAA       70.7%                AAA     69.1%                 AAA     72.1%
   AA        20.9%                AA      20.4%                 AA      11.9%
   A          3.8%                A       10.0%                 A       13.4%
   BBB(1)     4.6%                BBB      0.5%                 BBB      2.6%


                 Minnesota Series              California Series
                 AAA     63.6%                     AAA   77.2%
                 AA      29.3%                     AA    14.1%
                 A        7.1%                     A      8.7%


--------------------------------------------------------------------------------


     Missouri         Hawaii        Washington      Minnesota       California
      Series          Series          Series         Series          Series(2)

      5/31/91        10/28/91         4/15/92       12/27/94        7/15/96(3)
--------------------------------------------------------------------------------
      $134.1           $85.3           $71.3          $8.0            $294.8
--------------------------------------------------------------------------------
       5.43%           5.35%           5.56%           5.63%           5.47%
--------------------------------------------------------------------------------


       5.54%           5.94%           6.80%           4.44%           5.47%
--------------------------------------------------------------------------------
       7.55%(5)        6.98%(5)        7.26%(5)        8.31%(5)        7.28%
--------------------------------------------------------------------------------
       4.73%           4.79%           4.96%           5.18%           4.58%
--------------------------------------------------------------------------------


       0.60%           1.00%           1.80%           -0.50%          0.50%
--------------------------------------------------------------------------------
       5.92%            --              --             --              5.47%
--------------------------------------------------------------------------------
       6.58%(5)        5.93%(5)        6.08%(5)        5.34%(5)        6.75%
--------------------------------------------------------------------------------


     The results quoted in this summary represent Class A share past performance which is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

     The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 4.75%.

     See Important Information on page 1.

Important Information

As of 9/30/96, no Series of the Fund had more than 9% of its net assets invested in residual interest bonds ("RIBs"), although each portfolio may invest up to 20% of its net assets in such securities. A RIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs give lower interest payments and their values fall faster than other similar fixed-rate bonds. But when interest rates fall, not only do RIBs give higher interest payments, their values also rise faster than other similar fixed-rate bonds.

See prospectus for a discussion of fees waived and expenses assumed by Lord, Abbett & Co.



STATEMENT OF NET ASSETS September 30, 1996

NATIONAL SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Prerefunded Austin TX Combined Util Sys 103/4% 5/15/2010                                         AAA      $ 1,290M      $  1,549,612
16.36%

            Austin TX Sys Rev Ser A 91/2% 5/15/2015                                              AAA        1,500M         1,741,875

            Austin TX Wtr Sewer & Elec Ref Rev 141/4% 11/15/2006                                 AAA        3,810M         4,049,954

            Brainerd MN Health Care Facs/Benedictine Health/St Joseph Prjt 83/8%
            2/15/2020                                                                            AAA        2,250M         2,553,750

            Camden Co NJ Muni Util Auth Sewer Rev FGIC+ 81/4% 12/1/2017                          AAA        7,565M         8,085,093

            Chatham Co GA Sch Dist MBIA+ 63/4% 8/1/2020                                          AAA          385M           435,050
            Chattanooga-Hamilton Co TN Hosp Auth Rev Erlanger Ser B
            RIBS FSA+ 9.905% 5/25/2021++                                                         AAA        2,000M         2,420,000
            Clark Co NV Arpt Imp Rev/McCarran Intl Arpt Ser C 131/4% 7/1/2002                    AAA          415M           443,132
            Clermont Co OH Hosp Facs Ser A 71/2% 9/1/2019                                        AAA          285M           321,694
            Clermont Co OH Hosp Facs Ser A AMBAC+ 71/2% 9/1/2019                                 AAA          965M         1,065,119
            Colorado Spring Util Sys 97/8% 11/15/2012                                            AAA        2,000M         2,417,500
            Franklin Co OH 63/8% 12/1/2020                                                       AAA        5,000M         5,481,250
            Fulton Co GA Hosp Auth Rev Ser B MBIA+ 6.60% 10/1/2011                               AAA        3,000M         3,341,250
            Glendale AZ Ind Dev Auth Ed Facs Rev CNLA+ 71/8% 7/1/2020                            AAA        1,000M         1,158,750
            Greene Co PA Gen Facs Auth Ser A 7% 7/1/2011                                         AAA        5,825M         6,480,313
            Harris Co TX Ser A 7.70% 5/1/2003                                                    AAA          415M           447,680
            Indiana Univ Bldg Auth Ser N 101/8% 7/1/2010                                         AAA          710M           870,638
            Intermountain UT Pwr Auth Ser A 73/4% 7/1/2020                                       AAA          225M           242,719
            King Co WA Sch Dist Ser A 63/4% 12/1/2008                                            AAA        1,150M         1,242,000
            Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys Ser C
            8% 8/15/2019                                                                         AAA        2,000M         2,275,000
            Montgomery AL Med Clinic Bd 7% 3/1/2015                                              AAA          445M           485,050
            New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev FGIC+ 63/4% 6/15/2014            AAA          390M           419,250
            New York St Dorm Auth Rev City Univ Sys Ser F 77/8% 7/1/2017                         AAA       15,220M        17,236,650
            Ohio St Higher Ed Fac Ser A 7.70% 10/1/2018                                          AAA        2,650M         2,792,915
            Pinellas Co FL Health Facs Auth Sun Coast Health Sys Rev Ser A
            81/2% 3/1/2020                                                                       AAA        2,055M         2,342,700
            Plano TX Indpt Sch Dist FGIC+ 85/8% 2/15/2002                                        AAA        1,000M         1,153,750
            Puerto Rico Commonwealth 8% 7/1/2007                                                 AAA          750M           813,750
            Puerto Rico Commonwealth 8% 7/1/2007                                                 AAA          375M           401,719
            Puerto Rico Commonwealth G.O. 7.70% 7/1/2020                                         AAA          450M           508,500
            Puerto Rico Commonwealth Hwy Ser T 65/8% 7/1/2018                                    AAA          372M           413,716
            Puerto Rico Commonwealth Hwy Auth Rev Ser S 61/2% 7/1/2022                           AAA          150M           165,938
            Puerto Rico Ind Med & Environmental/Catholic Univ 93/8% 12/1/2007                    AAA        2,000M         2,165,000
            Richmond VA Pub Imp Ser A 61/4% 1/15/2021                                            AAA       12,600M        13,608,000
            Santa Fe NM Rev Ser A AMBAC+ 6.30% 6/1/2024                                          AAA        1,260M         1,371,825
            Sikeston MO Elec Rev MBIA+ 61/4% 6/1/2022                                            AAA       10,540M        11,554,475
            Uintah Co UT Poll Ctrl Rev 84-F-2 101/2% 6/15/2014                                   AAA        1,000M         1,240,000


STATEMENT OF NET ASSETS September 30, 1996



NATIONAL SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
            Washington St Pub Pwr Supply Ser B 73/8% 7/1/2012                                    AAA      $ 1,000M      $  1,112,500
            Washington St Pub Pwr Supply Ser B 71/4% 7/1/2015                                    AAA        1,250M         1,371,875
            Washington St Pub Pwr Supply Sys Nuclear Prjt No 2 Ser A 71/2% 7/1/2004              AAA        1,600M         1,788,000
            Wisconsin St Clean Wtr Rev Ser 1 63/4% 6/1/2008                                      AAA        2,175M         2,395,220
            Total                                                                                                        109,963,212
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
General
Obligation  Georgia St Ser C 61/4% 8/1/2013                                                      Aaa          300M           327,000
State       Louisiana St Ser A AMBAC+ 61/2% 5/1/2011                                             AAA        1,000M         1,061,250
5.38%       Massachusetts St Ser B 61/2% 6/1/2013                                                  A        4,750M         5,052,813
            Nevada St Muni Bd Bk Prjt No 52 Ser A 6% 5/15/2021                                    AA          700M           709,625
            New York St Ser B 6% 8/15/2018                                                         A          200M           202,000
            Ohio St 6.20% 8/1/2013                                                                AA          750M           794,063
            Pennsylvania St 2nd Ser 61/2% 11/1/2009                                               AA        4,000M         4,285,000
            Pennsylvania St Ser A 61/2% 11/15/2011                                                AA        9,000M         9,686,250
            Tennessee St Ser A 5.70% 3/1/2014                                                    Aaa        1,285M         1,310,700
            Texas St Ser A AMT+++ 6.30% 6/1/2014                                                  AA          425M           430,844
            Texas St Wtr Dev Bd 7.15% 8/1/2035                                                    AA        1,915M         2,144,800
            West Virginia St Ser A FGIC+ 75/8% 11/1/2018                                         AAA        7,995M        10,153,650
            Total                                                                                                         36,157,995
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
General     Anne Arundel Co MD 5% 9/1/2020                                                        AA          705M           645,956
Obligation  Anne Arundel Co MD 5% 9/1/2022                                                        AA          455M           415,756
Local       Anne Arundel Co MD 6.30% 8/1/2023                                                     AA          505M           535,931
4.89%       Cedar Hill TX Indpt Sch Dist Cap Apprec Ref Zero Coupon
            8/15/2015                                                                            Aaa        1,675M           538,094
            Conroe TX Indpt Sch Dist 61/8% 8/15/2020                                             AAA        4,000M         4,115,000
            Conroe TX Indpt Sch Dist 61/8% 8/15/2021                                             Aaa        2,000M         2,057,500
            Cuyahoga Co OH 5.65% 5/15/2018                                                        Aa        1,795M         1,797,244
            Decatur TX Indpt Sch Dist 61/8% 8/1/2025                                             Aaa        3,325M         3,433,063
            Harris Co TX Ser A 61/8% 8/15/2020                                                    AA        8,500M         8,893,125
            Jersey City Ser A 53/8% 10/1/2013                                                     AA        1,250M         1,218,750
            Kilmarnock VA 61/4% 3/1/2027                                                         BBB**      1,930M         1,944,475
            North Providence RI Ser A MBIA+ 61/8% 7/1/2016                                       AAA        1,410M         1,489,313
            Plymouth-Canton MI Comm Sch Dist Ser C 61/2% 5/1/2016                                 AA        1,000M         1,068,750
            Ringgold PA Sch Dist FSA+ 61/4% 2/1/2022                                             AAA        1,550M         1,623,625
            University City MO Sch Dist MBIA+ 10% 2/15/2008                                      AAA        2,250M         3,102,188
            Total                                                                                                         32,878,770
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
Education   Alexandria VA Ind Dev Auth Ed Facs Rev Ref Episcopal High 51/4% 1/1/2010               A          755M           734,238
7.99%       Arkansas St Student Loan Auth Rev Ser B AMT+++ 71/4% 6/1/2009                          A        3,500M         3,845,625
            Connecticut St Health & Ed Facs Taft Sch Ser C FSA+ 53/4% 7/1/2026                   AAA        4,125M         4,063,125
            Connecticut St Higher Ed Supplement Loan Auth Ser A
            AMT+++ 73/8% 11/15/2005                                                                A           90M            94,275
            District of Columbia Rev RIBS 8.719% 4/1/2022++                                        A        4,000M         4,340,000
            District of Columbia Rev Ser B MBIA+ 7.15% 4/1/2021                                  AAA        1,000M         1,070,000
            District of Columbia Rev/Howard Univ Ser F MBIA+ 71/4% 10/1/2020                       A        4,890M         5,232,300
            Georgetown Univ DC Exchanged 81/4% 4/1/2018                                            A        1,500M         1,601,250
            Glendale AZ Ind Dev Auth Midwestern Univ Ser A CNLA+ 6% 5/15/2026                    AAA          650M           663,813
            Indiana St Ed Facs Auth Rev 6.65% 3/1/2019                                           Aaa       11,600M        12,557,000
            Louisiana St Univ & Agrig & Mechanical College Univ Ser A
            MBIA+ 5.60% 5/1/2026                                                                 AAA        1,000M           975,000
            Marietta GA Dev Auth Rev Ser B 61/4% 9/1/2025                                        AAA        1,090M         1,143,137
            Ohio St Higher Ed Fac Comm Rev Unrefunded Balance Ser A 7.70% 10/1/2018               Aa          100M           105,352



STATEMENT OF NET ASSETS September 30, 1996

NATIONAL SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
            Pennsylvania St Higher Ed Ser B RIBS AMBAC+ AMT+++ 8.42% 3/1/2022++                  AAA      $ 3,000M      $  2,955,000
            Rhode Island St Health & Ed Bldg Corp 6% 9/1/2025                                     Aa        7,515M         7,618,331
            Rhode Island St Health & Ed Bldg Corp MBIA+ 55/8% 6/1/2026                           AAA          375M           361,406
            Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                                        A          700M           723,625
            Tulsa OK Tulsa Ind Auth Rev Ref/Univ Tulsa Ser A MBIA+ 6% 10/1/2016                  AAA          750M           784,688
            University NM Tech Dev Corp Lease Rev/Univ Ctr Res Pk Prjt Ser A
            MBIA+ 6.55% 8/15/2025                                                                 AA        1,410M         1,554,525
            Western MI Univ Rev Ser B AMBAC+ 63/4% 7/15/2011                                     AAA        3,000M         3,281,250
            Total                                                                                                         53,703,940
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
Finance     Cumberland Co NC Ctf Civic Ctr Ser A AMBAC+ 6.40% 12/1/2019                          AAA        2,800M         2,975,000
3.57%       Cumberland Co NC Ctf Ser A AMBAC+ 6.40% 12/1/2024                                    AAA          500M           528,750
            East Chicago Multi Sch 61/2% 1/15/2016                                                 A        1,000M         1,041,250
            Indiana Bd Bk Rev Guarantee/St Revolving Fd PG Ser A 63/4% 2/1/2017                    A          500M           540,000
            Indianapolis IN Loc Pub Imp Ser D 61/2% 2/1/2022                                       A        1,350M         1,370,250
            Iowa St Fin Auth Rev 61/4% 5/1/2024                                                    A        2,500M         2,590,625
            Raleigh NC Pkg Fac Lease Ctfs Part Rpda Prjt 63/4% 1/1/2012                           AA        6,095M         6,514,030
            St Louis MO Fin Corp Leasehold Rev Ser A AMBAC+ 6% 2/15/2019                         AAA        4,000M         4,060,000
            Vincennes IN Co Sch Bldg FSA+ 5% 7/1/2015                                            AAA        1,000M           916,250
            Weber Co UT Muni Bldg Auth Lease Rev 71/2% 12/15/2019                                 AA        3,000M         3,457,500
            Total                                                                                                         23,993,655
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
Health and  Alton IL Hosp Fac Rev & Ref St Anthonys Health Ctr 6% 9/1/2014                       BBB          750M           697,500
Hospital    Armstrong Co PA Hosp Auth Health Ctr Rev MBIA+ 61/2% 12/1/2021                       AAA        2,795M         2,948,725
9.44%       Augusta Co VA Ind Dev Auth Hosp Rev AMBAC+ 65/8% 9/1/2012                            AAA          925M           988,593
            Bessemer AL Med Clinic Bd Rev MBIA+ 55/8% 5/15/2017                                  AAA        5,000M         4,862,500
            California Health Facs Fin Auth Rev Pomona Valley Hosp Med Ctr 73/8% 1/1/2014          A        2,000M         2,157,500
            Connecticut St Health & Ed/Waterbury Hosp Ser B FSA+ 7% 7/1/2020                     AAA        1,000M         1,075,000
            Flint MI Hosp Bldg Auth Rev 91/2% 7/1/2006                                           Baa        1,500M         1,515,135
            Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast GA
            MBIA+ 6% 8/1/2016                                                                    AAA          500M           513,125
            Greenville SC Hosp Sys Hosp Facs Rev Ser B 51/4% 5/1/2023                             Aa        1,000M           912,500
            Illinois Health Facs Auth Rev CNLA+ 6% 2/15/2026                                     AAA        2,000M         2,015,000
            Illinois Health Facs Auth Rev/Alexian Brothers Med Ctr Prjt
            FSA+ 71/8% 1/1/2021                                                                  Aaa        4,860M         5,236,650
            Jonesboro AR Residential Hsg & Health Care Facs Bd Hosp Rev Ser B
            AMBAC+ 5.90% 7/1/2016                                                                AAA          500M           510,000
            Lebanon OR Facs Auth Gro Midvalley Health Care Wiley Creek 61/2% 4/1/2021            BBB**      2,000M         1,992,500
            Louisiana Pub Fin Auth Hosp RIBS FSA+ 6.815% 7/22/2024++                             AAA        3,000M         2,531,250
            Massachusetts St Health & Ed Facs Auth Rev Brigham & Womens Ser D
            MBIA+ 63/4% 7/1/2024                                                                 AAA        3,450M         3,730,312
            Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
            6.90% 12/1/2022                                                                        A          700M           757,750
            Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys Ser A
            MBIA+ 63/4% 8/15/2014                                                                AAA        1,300M         1,394,250
            Montgomery AL Med Clinic Bd Unrefunded Balance 7% 3/1/2015                             A        1,305M         1,363,725
            Montgomery Co OH Hospital MBIA+ 61/4% 4/1/2020                                       AAA        2,500M         2,631,250
            New Jersey Health Care Facs Fin Auth Rev/St Peters Med Ctr Ser C
            MBIA+ 8.60% 7/1/2017                                                                 AAA          400M           421,975
            New Jersey Health Care Facs Ser C MBIA+ 65/8% 7/1/2010                               AAA          250M           265,625
            New York St Med Care Facs Fin Agy Rev Ser A 87/8% 8/15/2007                          BBB        2,905M         3,063,090
            Norfolk VA Ind Dev Auth Rev Hosp/Childrens Hosp Kings Grp
            AMBAC+ 61/2% 6/1/2021                                                                AAA        1,150M         1,206,063
            Norman OK Regl Hosp Auth Hosp Rev MBIA+ 63/4% 9/1/2011                               AAA        1,000M         1,076,250
            North Carolina Med Care Comm Ser A FSA+ 63/8% 8/15/2020                              AAA          750M           791,250



                                                                               3

STATEMENT OF NET ASSETS September 30, 1996


NATIONAL SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
            North Cent TX Health Fac Dev Corp Rev Ref Hosp Baylor Health 61/4% 5/15/2010          AA         $150M      $    161,437
            Peninsula Ports Auth VA Health Care Facs Rev 67/8% 8/1/2010                          BBB          500M           519,375
            Peninsula Ports Auth VA Health Care Facs Rev 7% 8/1/2017                             BBB        1,000M         1,045,000
            Rochester MN Health Care Reg Fixed ARS LINK 6.026% 11/15/2015                         AA        5,000M         5,081,250
            Rochester MN Health Care Ser H RIBS 8.067% 11/15/2015++                               AA        9,450M         9,709,875
            St Paul MN Hsg & Redev Auth Hosp Rev Ser B 95/8% 11/1/2008                           Baa        1,000M         1,067,160
            Wisconsin Health & Ed Facs Auth Rev MBIA+ 61/2% 8/15/2011                            AAA        1,140M         1,218,375
            Total                                                                                                         63,459,990
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Housing     Alaska St Hsg Fin Corp Ser B-2 GNMA+ 77/8% 6/1/2024                                  AAA          135M           141,580
6.85%       Arlington Co VA Ind Dev Auth Multi-Fam Rev Hsg Mtge 8% 7/1/2015                      BBB**        890M           887,775
            Arlington Co VA Ind Dev Auth Multi-Fam Rev Hsg Mtge 6.30% 7/1/2016                     A          500M           513,125
            Bexar Co TX Hsg Fin Corp Ser A GNMA+ AMT+++ 8.20% 4/1/2022                           AAA          960M         1,027,200
            Colorado Hsg & Fin Auth Ser A AMT+++ 6.65% 10/1/2028                                  AA        2,620M         2,705,150
            Colorado Hsg & Fin Auth Ser A AMT+++ 6.80% 10/1/2037                                  AA        2,515M         2,596,737
            Colorado Hsg & Fin Auth Ser C FHA+ 83/4% 9/1/2017                                     AA          145M           149,894
            Connecticut St Hsg Fin Auth Ser A Sub Ser A-2
            FHA+ AMT+++ 7.20% 11/15/2008                                                          AA          625M           660,938
            De Kalb Co Hsg Auth FSA+ AMT+++ 7.15% 1/1/2025                                       AAA        1,430M         1,514,013
            Georgia St Hsg & Fin Auth Rev Sing Fam Mtge-A-Sub Ser A-2
            AMT+++ 6.45% 12/1/2027                                                                AA          250M           251,563
            Georgia St Hsg & Fin Auth Rev Sing Fam Mtge-B-Sub Ser B-2
            FHA+ AMT+++ 6.55% 12/1/2027                                                           AA        2,000M         2,065,000
            Georgia St Hsg & Fin Auth Rev Sub Ser A-2 AMT+++ 6.40% 12/1/2015                      AA        2,000M         2,057,500
            Idaho Hsg Agy Ser A AMT+++ 6.70% 7/1/2027                                            AAA        1,000M         1,030,000
            Idaho Hsg Agy Ser F AMT+++ 7.45% 7/1/2015                                            Aaa        1,245M         1,321,256
            Illinois Hsg Dev Auth FHA+ AMT+++ 7.10% 12/1/2034                                    AAA        1,500M         1,571,250
            Illinois Hsg Dev Auth Multi-Fam Hsg/Lawndale
            FHA+ AMT+++ 6.80% 12/1/2016                                                          AAA        1,000M         1,047,500
            Indiana St Hsg Fin Auth Ser D GNMA+ 7.80% 1/1/2022                                   Aaa        1,000M         1,032,500
            Jefferson Co KY Multi-Fam Rev 81/4% 5/1/2010                                         BBB**        400M           399,000
            Kentucky Hsg Corp Hsg Rev Ser D-1 FHA+ AMT+++ 6.80% 1/1/2024                         AAA          965M           992,743
            Maine St Hsg Auth Mtge Pur Ser A-2 AMT+++ 63/4% 11/15/2035                            AA          980M         1,013,075
            Marion Co OR Hsg Auth Rev Sr Hsg/Elliott Residence
            GNMA+ AMT+++ 71/2% 10/20/2037                                                        AAA        2,170M         2,327,325
            Maryland Sing Fam Mtge 2nd Ser FHA/VA+ AMT+++ 7.85% 4/1/2029                          Aa        1,045M         1,101,169
            Maryland St Comm Dev Admin Sing Fam 7th Ser AMT+++ 7.30% 4/1/2025                     Aa          495M           523,463
            Massachusetts Hsg Fin Auth AMT+++ 8.10% 6/1/2020                                      Aa        1,300M         1,365,000
            Massachusetts St Hsg Fin Agy Hsg Rev Rental-Mtge Ser A
            AMBAC/FHA+ AMT+++ 7.35% 1/1/2035                                                     AAA        1,470M         1,600,463
            Massachusetts St Hsg Fin Agy Hsg Ser 29 AMT+++ 63/4% 6/1/2026                         Aa        1,425M         1,476,656
            Missouri St Hsg Dev Comm Ser A GNMA+ AMT+++ 73/8% 8/1/2023                           AAA          645M           685,312
            New Jersey St Hsg & Mtge Fin Agy Ser B MBIA+ AMT+++ 7.90% 10/1/2022                  AAA        1,580M         1,649,125
            North Carolina Hsg Fin Agy Sing Fam Rev Ser BB
            AMT+++ 61/4% 3/1/2012                                                                 Aa        1,300M         1,327,625
            Ohio Hsg Fin Auth Ser C GNMA+ AMT+++ 7.85% 9/1/2021                                  AAA          565M           605,256
            Radcliff KY Hsg Auth 81/4% 5/1/2010                                                  BBB**        330M           329,175
            Seattle WA Hsg Auth Low Income Hsg Assistance Rev
            GNMA+ 7.40% 11/20/2036                                                               AAA        4,000M         4,305,000
            Tennessee Hsg Dev Agy Mtge Ser A AMT+++ 71/8% 7/1/2026                                 A        3,500M         3,714,375
            Utah St Hsg Fin Agy Sing Fam Ser A-2 FHA+ AMT+++ 73/4% 1/1/2023                       AA          345M           364,838
            Vermont Hsg Fin Auth Ser B FHA/VA+ AMT+++ 8.10% 6/1/2022                               A        1,645M         1,714,913
            Total                                                                                                         46,067,494
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF NET ASSETS September 30, 1996


NATIONAL SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Industrial  Butler AL Ind Bd Solid Waste Disp Rev/James River Corp
Revenue     AMT+++ 8% 9/1/2028                                                                   BBB      $ 1,500M      $  1,657,500
Bonds       Connecticut St Dev Auth/Pfizer Inc Prjt AMT+++ 7% 7/1/2025                           AAA        2,500M         2,768,750
3.20%       Henrico Co VA Ind Dev Auth Rev 71/8% 8/1/2021                                         AA        1,070M         1,214,450
            Hillsborough Co FL Ind Dev Auth Rev 8% 5/1/2022                                       Aa        1,955M         2,272,688
            King George Co VA Ind Dev Auth Lease Rev 6.40% 8/1/2016                              BBB**      1,000M           987,500
            Maryland St Ind Dev Fin Auth Econ Dev Rev LINK FSA+ 5.929% 8/26/2022                 AAA       11,600M        11,861,000
            Texas City TX Ind Dev Corp Marine Term Rev/ARCO 73/8% 10/1/2020                        A          650M           785,687
            Total                                                                                                         21,547,575
                                                                                                                        ------------

------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous
4.37%       California St Pub Wks Bd Lease Rev Ref Various Comm Prjt B
            AMBAC+ 55/8% 3/1/2019                                                                AAA        3,000M         2,955,000
            Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev MBIA+ 55/8% 10/1/2026              AAA       12,000M        12,075,000
            Metropolitan Pier & Exposition Auth IL Dedicated St Tax AMBAC+ 51/4% 6/15/2027       AAA        1,500M         1,381,875
            Richmond VA Ind Dev Auth Museum Facs Rev Ref VA Historical 61/4% 9/1/2020            BBB**      1,125M         1,099,688
            St Louis Co MO Ind Dev Rev Arena Prjt AMT+++ 77/8% 12/1/2024                         BBB**      3,500M         3,745,000
            St Louis MO Land Clearance Rev 73/4% 7/1/2021                                        BBB**      7,200M         7,596,000
            West Virginia St Sch Bldg Auth Rev Cap Imp Ser B MBIA+ 63/4% 7/1/2020                AAA          500M           536,875
            Total                                                                                                         29,389,438
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Pollution   Burke Co GA Dev Auth Poll Ctrl Rev MBIA+ 6.60% 7/1/2024                              AAA          450M           475,312
Control     La Crosse WI Res Recovery Rev AMT+++ 6% 11/1/2021                                     AA        6,000M         6,045,000
Revenue     Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 7.20% 7/1/2016               Aa        3,250M         3,721,250
1.99%       Potter Co TX Ind Dev Corp Poll Ctrl Rev Ser B Ref/Southwestern
            AMBAC+ 53/4% 9/1/2016                                                                AAA        2,000M         2,002,500
            Rhode Island Clean Wtr Protection Fin Agy Wtr Poll Ctrl Rev Ser A
            MBIA+ 5.40% 10/1/2015                                                                AAA        1,200M         1,167,000
            Total                                                                                                         13,411,062
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Power       Camden Co NJ Muni Util Auth Sys FGIC+ 81/4% 12/1/2017                                AAA        3,920M         4,179,700
16.01%      Chelan Co WA Pub Util Dist Ser A MBIA+ AMT+++ 6.40% 7/1/2017                         AAA        1,170M         1,170,000
            Effingham Co GA Dev Auth MBIA+ 63/4% 2/1/2022                                        AAA        2,200M         2,261,842
            Hamilton City OH Elec Ser A FGIC+ 6% 10/15/2012                                      AAA        2,725M         2,844,219
            Hamilton City OH Elec Ser B FGIC+ 6.30% 10/15/2025                                   AAA        7,500M         7,875,000
            Hawaii St Dept of Bdg & Fin RIBS 7.119% 12/15/2023++                                 AAA        2,000M         1,732,500
            Intermountain Pwr Agy UT Pwr Supply Rev Ref Ser B
            MBIA+ 53/4% 7/1/2019                                                                 AAA        3,500M         3,360,000
            Intermountain Pwr Agy UT Pwr Supply Rev Reg Lkd Pars TCRS Ser A
            LINK AMBAC+ 5.60% 7/1/2021                                                           AAA        6,400M         6,176,000
            Kansas City KS Util Sys Rev FGIC+ 63/8% 9/1/2023                                     AAA       14,235M        15,160,275
            Lawrenceburg TN Elec Rev MBIA+ 65/8% 7/1/2018                                        AAA        1,910M         2,151,138
            Lewis Co WA Pub Util Dist No 1 Cowlitz Falls Hydroelec 51/2% 10/1/2022                AA        6,470M         6,203,113
            Milwaukee WI Loc Dist AMT+++ 6.85% 10/1/2021                                          AA          500M           535,000
            New York St Energy Res & Dev RIBS 8.81% 4/1/2020++                                     A        1,500M         1,623,750
            New York St Energy Res & Dev/Con Edison Ser B AMT+++ 91/4% 9/15/2022                   A        1,100M         1,164,845
            North Carolina Eastern Muni Pwr Ser B 6% 1/1/2022                                      A       10,000M         9,875,000
            North Carolina Eastern Muni Pwr Ser C FSA+ 5% 1/1/2021                               AAA       12,250M        11,025,000
            Piedmont Muni Pwr Agy SC 6.55% 1/1/2016                                              Baa          250M           251,250
            Piedmont Muni Pwr SC Elec Rev MBIA+ 53/8% 1/1/2025                                   AAA       10,350M         9,936,000
            Puerto Rico Elec Pwr Auth RIBS FSA+ 8.348% 7/1/2023++                                AAA        2,500M         2,534,375
            Puerto Rico Elec Pwr Auth Ser D 71/8% 7/1/2014                                       BBB        2,255M         2,415,669
            South Carolina St Pub Svc Auth Rev Ref Ser C TCRS
            AMBAC+ 51/8% 1/1/2032                                                                AAA        3,500M         3,115,000
            Tacoma WA Elec Sys Rev RIBS AMBAC+ 9.092% 1/2/2015++                                 AAA        4,900M         5,432,875


                                                                                                                                   5




STATEMENT OF NET ASSETS September 30, 1996


NATIONAL SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
            Western Generation Agy OR Cogeneration Prjt Rev Ser B
            AMT+++ 7.40% 1/1/2016                                                                BBB**     $1,500M      $  1,569,375
            Wisconsin St Pub Pwr Supply Sys Rev RIBS AMBAC+ 6.95% 7/1/2014++                     AAA        5,500M         5,039,375
            Total                                                                                                        107,631,301
                                                                                                                        ------------

------------------------------------------------------------------------------------------------------------------------------------
Solid       Broward Co FL Wtr & Sewer Solid Waste 7.95% 12/1/2008                                  A            2M             2,203
Waste       Cobb Co GA Solid Waste Mgmt Auth AMT+++ 6.40% 1/1/2015                               Aaa          900M           956,250
1.78%       Henrico Co VA Ind Dev Auth Rev 5.45% 1/1/2014                                          A          500M           484,375
            Northeast MD Waste Disp Auth Solid Waste Rev Ser A AMT+++ 6.30% 7/1/2016               A        5,000M         5,037,500
            Palm Beach Co FL Solid Waste 83/4% 7/1/2010                                            A        5,140M         5,486,333
            Total                                                                                                         11,966,661
                                                                                                                        ------------

------------------------------------------------------------------------------------------------------------------------------------
Transportation
6.72%       Albuquerque NM Arpt Rev 7.60% 7/1/2008                                                 A        1,000M         1,040,250
            Albuquerque NM Arpt Rev Ser A AMBAC+ AMT+++ 6.60% 7/1/2016                           AAA        2,400M         2,580,000
            Hillsborough Co FL Aviation Ser A FGIC+ 6.90% 10/1/2011                              AAA          500M           537,500
            Kansas City MO Arpt Rev Ser B CGIC+ 67/8% 9/1/2014                                   AAA        2,400M         2,655,000
            Metropolitan Atlanta Rapid Trans Auth GA Sales Tax Rev Ser P
            AMBAC+ 61/4% 7/1/2020                                                                AAA       20,485M        22,277,438
            New Jersey St Tnpk Auth Ser C FSA+ 61/2% 1/1/2016                                    AAA        1,000M         1,117,500
            New York St Twy Auth & Brdg TR Fd Ser A AMBAC+ 51/4% 4/1/2016                        AAA        3,155M         3,013,025
            Port Auth NY & NJ 67/8% 1/1/2025                                                      AA        5,740M         6,120,275
            Port Auth NY & NJ 70th Ser AMT+++ 71/4% 8/1/2025                                      AA          500M           541,250
            Port Kalama WA Rev Ser B 55/8% 12/1/2015                                             Baa        1,375M         1,299,375
            Texas St Tnpk Auth Dallas Northwy Rev FGIC+ 53/4% 1/1/2011                           AAA        4,020M         3,994,875
            Total                                                                                                         45,176,488
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
Water and   Baltimore MD Prjt Rev Ser A FGIC+ 5% 7/1/2024                                        AAA        5,000M         4,575,000
Sewer       Big Bear Lake CA Wtr Rev Ref MBIA+ 6% 4/1/2015                                       AAA        1,450M         1,531,562
12.35%      Cherokee Co GA Wtr & Sewer Auth Rev MBIA+ 5.20% 8/1/2025                             AAA       12,980M        12,266,100
            Dauphin Co PA Ind Dev Auth Wtr Dev Ser A AMT+++ 6.90% 6/1/2024                         A        1,000M         1,123,750
            Fairfax Co VA Wtr Auth 53/4% 4/1/2029                                                 Aa        7,420M         7,327,250
            Hamilton OH Wtr Wks Rev Ser A MBIA+ 6.30% 10/15/2021                                 AAA        1,000M         1,050,000
            Los Angeles CA Dept Wtr & Pwr Elec Plt Rev FGIC+ 51/4% 11/15/2026                    AAA        2,200M         2,010,250
            Los Angeles CA Dept Wtr & Pwr Elec Plt Rev MBIA+ 5% 10/15/2033                       AAA        1,175M         1,022,250
            Louisville & Jefferson Co KY Metro Sewer Dist Sewer & Drain Sys Ser A
            AMBAC+ 63/4% 5/15/2016                                                               AAA        5,010M         5,561,100
            Metropolitan Govt Nashville & Davidson Co TN Wtr & Sewer
            RIBS AMBAC+ 6.075% 1/1/2022++                                                        AAA        5,500M         5,568,750
            Metropolitan Govt Nashville Wtr & Sewer RIBS AMBAC+ 8.254% 1/7/2022++                AAA       12,000M        12,210,000
            New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev
            AMBAC+ 6.20% 6/15/2021                                                               AAA        1,000M         1,048,750
            New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev Ser B
            61/2% 6/15/2020                                                                        A        5,125M         5,342,813
            New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev Ser C
            RIBS MBIA+ 6.843% 6/15/2013++                                                        AAA        4,850M         4,468,062
            Seattle WA Muni Metro Ser U FGIC+ 6.60% 1/1/2032                                     AAA        7,150M         7,659,438
            Spartanburg SC Wtr Wks Rev FGIC+ 61/8% 6/1/2026                                      AAA        2,500M         2,584,375
            Springfield IL Wtr Rev 61/2% 3/1/2015                                                 AA        1,000M         1,046,250
            Texas Wtr Resource Fin Auth 75/8% 8/15/2008                                            A        1,955M         2,096,738
            Washington Co OR Sewer Agy Sewer Rev Sr Lien FGIC+ 51/2% 10/1/2016                   AAA        2,500M         2,481,250
            West Virginia St Wtr Dev Auth Dev Rev Ref-LN Prjt II Ser B
            FSA+ 51/4% 11/1/2035                                                                 AAA        2,260M         2,065,075
            Total                                                                                                         83,038,763
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
            Total Municipal Bonds 100.90% (Cost $666,558,213)                                                            678,386,344
------------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF NET ASSETS September 30, 1996


NATIONAL SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================

OTHER ASSETS, LESS LIABILITIES (.90)%
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities
            California St Ser A 41/2% 6/30/1997                                                  MIG 1    $ 2,100M      $  2,110,793
            Texas St Tax & Rev Anticipation Notes 43/4% 8/29/1997                                MIG 1        100M           100,835
            University of MO 43/4% 6/30/1997 Ser FY 1996-97                                      MIG 1      3,000M         3,020,700
            Total (Cost $5,230,711)                                                                                        5,232,328
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                (11,274,817)
                             -------------------------------------------------------------------------------------------------------
                             Total Other Assets, Less Liabilities                                                        (6,042,489)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
100.00%                                                                                                                 $672,343,855
====================================================================================================================================

            Class A Shares-Net asset value ($628,071,491 / 56,684,846 shares outstanding)                                     $11.08

            Class B Shares-Net asset value ($600,966 / 54,227 shares outstanding)                                             $11.08

            Class C Shares-Net asset value ($43,671,398 / 3,940,097 shares outstanding)                                       $11.08

          * Ratings have not been audited by Deloitte & Touche LLP.
          **This security has not been rated by an  independent  ratings  service but is, in Lord  Abbett's  opinion,  of comparable quality.
          + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.

          ++The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1996. See page 1 for additional information.

          +++Income from these securities may be subject to the Alternative Minimum Tax.
             See Notes to Financial Statements.

STATEMENT OF NET ASSETS September 30, 1996


NEW YORK SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Prerefunded
16.74%
            New York NY Ser A 73/4% 8/15/2016                                                    AAA      $ 1,380M      $  1,583,550
            New York St Dorm Auth Rev Ser A 7.70% 5/15/2012                                      AAA        6,000M         6,735,000
            New York St Dorm Auth Rev Ser A 75/8% 7/1/2020                                       AAA        1,400M         1,573,250
            New York St Dorm Auth Rev/City Univ Ser C FGIC+ 7% 7/1/2014                          AAA        4,600M         5,077,250
            New York St Dorm Auth Rev/St Univ Ed Ser A 71/4% 5/15/2018                           AAA        4,000M         4,560,000
            New York St Loc Govt Assistance Corp Ser B 71/2% 4/1/2020                            AAA        3,300M         3,737,250
            New York St Loc Govt Assistance Corp Ser D 7% 4/1/2018                               AAA        3,000M         3,378,750
            New York St Loc Govt Assistance Corp Ser D 63/4% 4/1/2021                            AAA        1,950M         2,171,813
            New York St Med Care Facs Fin Agy Rev Ser A 71/2% 2/15/2021                          AAA        2,185M         2,469,050
            New York St Pwr Auth Ser V 8% 1/1/2017                                               AAA        7,370M         7,849,050
            New York St Urban Dev 71/2% 4/1/2011                                                 AAA        1,975M         2,236,688
            New York St Urban Dev 73/4% 1/1/2014                                                 AAA          275M           306,280
            Puerto Rico Commonwealth Aqu & Sewer Auth Rev 101/4% 7/1/2009                        AAA        1,565M         2,161,656
            Puerto Rico Commonwealth Hwy Auth Rev Ser P 81/8% 7/1/2013                           AAA          250M           271,563
            Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                                      AAA        6,650M         7,215,250
            Puerto Rico Ind Med & Environmental/Catholic Univ 93/8% 12/1/2007                    AAA        2,000M         2,165,000
            Total                                                                                                         53,491,400
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
General     Puerto Rico Commonwealth RIBS FSA+ 7.962% 7/1/2020++                                 AAA       12,000M        12,090,000
Obligation  Puerto Rico Commonwealth MBIA+ 53/8% 7/1/2022                                        AAA        2,200M         2,101,000
State       Total                                                                                                         14,191,000
4.44%                                                                                                                     ----------
------------------------------------------------------------------------------------------------------------------------------------
General Obligation
Local .38%  Bethlehem NY MBIA+ 7.20% 3/1/2022                                                    AAA        1,080M         1,227,150
            ------------------------------------------------------------------------------------------------------------------------



STATEMENT OF NET ASSETS September 30, 1996


NEW YORK SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Education   Hempstead Town NY Ind Dev Agy/Hofstra Univ MBIA+ 5.80% 7/1/2015                      AAA         $750M      $    760,313
11.74%      New York NY City Ind Dev Agy/New Sch For Social Research
            MBIA+ 53/4% 9/1/2015                                                                 AAA          230M           228,563
            New York St Dorm Auth Lease Rev FSA+ 51/2% 5/15/2024                                 AAA        1,000M           966,250
            New York St Dorm Auth Rev/City Univ Ser U MBIA+ 6.45% 7/1/2005                       AAA          300M           329,250
            New York St Dorm Auth Rev/City Univ 2nd Ser MBIA+ 67/8% 7/1/2014                     AAA        5,650M         6,257,375
            New York St Dorm Auth Rev/Colgate Univ MBIA+ 6% 7/1/2016                             AAA        1,000M         1,048,750
            New York St Dorm Auth Rev/Cornell Univ Ser A 73/8% 7/1/2020                           AA        5,075M         5,601,531
            New York St Dorm Auth Rev/Spcl Act Sch Dists MBIA+ 6% 7/1/2016                       AAA        1,400M         1,433,250
            New York St Dorm Auth Rev/St Univ Ed Facs Ser A 6% 5/15/2016                         BBB        4,300M         4,278,500
            New York St Dorm Auth Rev/St Univ Ed Facs Ser A 51/4% 5/15/2021                      BBB        1,025M           927,625
            New York St Dorm Auth Rev/St Univ Ed Facs Ser B 71/2% 5/15/2011                      BBB        5,000M         5,837,500
            New York St Dorm Auth Rev/St Univ Ed Facs Ser B 53/4% 5/15/2024                      BBB        7,000M         6,685,000
            New York St Dorm Auth Rev/Univ Rochester Ser A 6.40% 7/1/2013                          A        2,030M         2,159,413
            New York St Dorm Auth Rev/Upstate Cmnty Colleges Ser A 6.20% 7/1/2015                Baa        1,000M         1,005,000
            Total                                                                                                         37,518,320
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Finance     Municipal Assistance Corp NY Ser 66 73/4% 7/1/2008                                    Aa          265M           291,169
8.49%       Municipal Assistance Corp NY Ser 67 75/8% 7/1/2008                                    Aa        2,515M         2,753,925
            New York St Loc Govt Assistance Corp Ser A 67/8% 4/1/2019                              A        7,600M         8,274,500
            New York St Loc Govt Assistance Corp Ser A 61/2% 4/1/2020                              A        9,360M         9,863,100
            New York St Loc Govt Assistance Corp Ser C 61/2% 4/1/2015                              A        5,675M         5,958,750
            Total                                                                                                         27,141,444
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Health and
Hospital    New York City Health & Hosp Corp LINK AMBAC+ 5.70% 2/15/2023                         AAA          500M           485,000
14.40%      New York City Health & Hosp Corp RIBS AMBAC+ 7.40% 2/15/2023++                       AAA        6,000M         5,535,000
            New York St Dorm Auth Rev Dept of Health 55/8% 7/1/2012                              Baa        2,000M         1,925,000
            New York St Dorm Auth Rev Dept of Health 51/2% 7/1/2025                              Baa        4,250M         3,888,750
            New York St Dorm Auth Rev Mental Health Svcs Facs Imp B 6% 8/15/2012                 BBB        1,460M         1,478,250
            New York St Dorm Auth Rev Mental Health Svcs Facs Imp B
            MBIA+ 51/8% 8/15/2021                                                                AAA        7,250M         6,670,000
            New York St Dorm Auth Rev/United Cerebral Palsy MBIA+ 51/2% 7/1/2024                 AAA        1,000M           962,500
            New York St Med Care Facs Agy Rev Unrefunded Balance Ser A 7.80% 2/15/2019           BBB          615M           662,663
            New York St Med Care Facs Fin/Beth Israel Ser A MBIA+ 71/2% 11/1/2010                AAA        1,250M         1,395,313
            New York St Med Care Facs Fin/Mental Health Ser A 71/2% 2/15/2021                    BBB       10,775M        11,919,844
            New York St Med Care Facs Fin/North Shore Univ Hosp
            MBIA+ 7.20% 11/1/2020                                                                AAA        7,340M         8,074,000
            New York St Med Care Facs Fin/St Francis Hosp Ser A FGIC+ 7.60% 11/1/2008            AAA        1,000M         1,075,000
            New York St Med Care Facs Fin/St Francis Hosp Ser A FGIC+ 75/8% 11/1/2021            AAA        1,775M         1,917,000
            Total                                                                                                         45,988,320
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
 Housing    New York St Hsg Fin Agy Svc Co Ser A AMT+++ 6% 3/15/2026                             Baa        3,420M         3,338,775
 2.84%      New York St Mtge Agy Rev Ser 30 B FHA+ AMT+++ 71/2% 4/1/2026                          Aa        2,495M         2,672,769
            New York St Mtge Agy Rev Ser 41 MBIA+ 6.45% 10/1/2014                                AAA        2,990M         3,072,225
            Total                                                                                                          9,083,769
                                                                                                                           ---------

------------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue
Bonds .21% Puerto Rico Tel Auth Rev RIBS MBIA+ 7.065% 1/16/2015++                               AAA          700M           656,250
                                                                                                                            --------
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous
6.26%       New York St Urban Dev Corp Rev 51/4% 4/1/2012                                        Baa        1,765M         1,641,450
            New York St Urban Dev Corp Rev 53/8% 4/1/2017                                        Baa        2,615M         2,399,262
            New York St Urban Dev Corp Rev 5.70% 4/1/2020                                        Baa        4,150M         4,035,875
            New York St Urban Dev Corp Rev Correctional Cap Facs Ser 6
            53/8% 1/1/2025                                                                       Baa        4,590M         4,119,525
            United Nations Dev Sr Lien Ser A Corp 6% 7/1/2026                                      A        4,800M         4,764,000
            United Nations Dev Sub Lien Ser B Corp 61/4% 7/1/2026                                  A        3,000M         3,041,250
            Total                                                                                                         20,001,362
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF NET ASSETS September 30, 1996


NEW YORK SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Pollution
Control     New York St Environmental Fac Poll Ctrl Rev St Wtr Ser A 71/2% 6/15/2012              Aa      $ 7,000M      $  7,735,000
Revenue     New York St Environmental Fac Poll Ctrl Rev St Wtr Ser E 67/8% 6/15/2014              Aa        4,780M         5,281,900
4.07%       Total                                                                                                         13,016,900
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Power       New York St Energy Res & Dev Gas Facs Rev/Bklyn Union Gas Ser II
20.65%      MBIA+ 7% 12/1/2020                                                                   AAA        2,500M         2,558,950
            New York St Energy Res & Dev Poll Ctrl Rev/Niagara Mohawk
            FGIC+ 7.20% 7/1/2029                                                                 AAA       11,750M        13,277,500
            New York St Energy Res & Dev/Bklyn Union Gas Ser A
            MBIA+ AMT+++ 63/4% 2/1/2024                                                          AAA       13,000M        14,023,750
            New York St Energy Res & Dev/Bklyn Union Gas Ser B
            RIBS AMT+++ 9.927% 7/1/2026++                                                          A        4,000M         4,725,000
            New York St Energy Res & Dev/Bklyn Union Gas 1st Ser 71/8% 12/1/2020                   A        1,100M         1,125,927
            New York St Energy Res & Dev/Central Hudson Gas & Elec Ser C
            MBIA+ AMT+++ 83/8% 12/1/2028                                                         AAA        2,215M         2,439,268
            New York St Energy Res & Dev/Con Edison Ser A AMT+++ 71/2% 7/1/2025                    A        2,035M         2,182,537
            New York St Energy Res & Dev/Con Edison Ser A
            MBIA+ AMT+++ 71/8% 12/1/2029                                                         AAA        2,500M         2,762,500
            New York St Energy Res & Dev/Con Edison Ser B AMT+++ 73/8% 7/1/2024                    A        1,465M         1,538,250
            Port Auth NY & NJ Spcl Oblig Rev 2nd Install-SPL PJ-KIAC-4 63/4% 10/1/2019           Baa**      2,945M         2,967,088
            Puerto Rico Elec Pwr Auth RIBS FSA+ 7.852% 7/1/2018++                                AAA        3,500M         3,775,625
            Puerto Rico Elec Pwr Auth Ser E 51/2% 7/1/2014                                       BBB        1,970M         1,908,437
            Puerto Rico Elec Pwr Auth Ser Z 51/4% 7/1/2021                                       BBB       13,855M        12,694,643
            Total                                                                                                         65,979,475
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Solid Waste
 .75%        Dutchess Co Resource Recovery Ser A FGIC+ 71/2% 1/1/2009                             AAA        2,200M         2,384,250
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Transportation
5.54%       Metropolitan Trans Auth NY Ser L AMBAC+ 71/2% 7/1/2017                               AAA        2,310M         2,471,700
            Metropolitan Trans Auth NY Ser A FGIC+ 6.10% 7/1/2026                                AAA        1,000M         1,023,750
            Metropolitan Trans Auth NY Svc Contract Trans Facs Ser O 53/4% 7/1/2008              Baa        1,000M         1,001,250
            Port Auth NY & NJ 67th Ser 67/8% 1/1/2025                                             AA        1,000M         1,066,250
            Port Auth NY & NJ 92nd Ser 43/4% 1/15/2029                                            AA        1,000M           843,750
            Port Auth NY & NJ 106th Ser AMT+++ 6% 7/1/2015                                        AA          350M           354,812
            Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y 51/2% 7/1/2026                 A        2,000M         1,910,000
            Triborough Brdg & Tunnel Auth Ser L 81/8% 1/1/2012                                    Aa        4,000M         4,250,000
            Triborough Brdg & Tunnel Auth Ser Y 51/2% 1/1/2017                                    Aa        4,780M         4,785,975
            Total                                                                                                         17,707,487
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Water and Sewer
1.91%       Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev FGIC+ 53/4% 7/1/2021                        AAA          500M           499,375
            New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev Ser A
            FGIC+ 6% 6/15/2019                                                                   AAA        2,000M         2,027,500
            New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev Ser A
            FGIC+ 61/4% 6/15/2021                                                                AAA        3,500M         3,591,875
            Total                                                                                                          6,118,750
                                                                                                                          ----------
            ------------------------------------------------------------------------------------------------------------------------
            Total Municipal Bonds 98.42% (Cost $305,337,309)                                                             314,505,877
====================================================================================================================================
OTHER ASSETS, LESS LIABILITIES 1.58%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                   5,046,869
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
100.00%                                                                                                                 $319,552,746
------------------------------------------------------------------------------------------------------------------------------------

            Class A Shares-Net asset value ($312,140,006 / 28,946,427 shares outstanding)                                     $10.78

            Class C Shares-Net asset value ($7,412,740 / 687,483 shares outstanding)                                          $10.78

        *   Ratings have not been audited by Deloitte & Touche LLP.
        **  This  security has not been rated by an  independent  ratings  service but is, in Lord Abbett's  opinion,  of comparable quality.
        +   Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
        ++  The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1996. See page 1 for additional information.
        +++ Income from these securities may be subject to the Alternative Minimum Tax. See Notes to Financial Statements



STATEMENT OF NET ASSETS September 30, 1996


TEXAS SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Prerefunded
20.94%      Austin TX Sys Rev Ser A 91/2% 5/15/2015                                              AAA      $ 1,000M      $  1,161,250
            Austin TX Util Sys Rev Ser A 103/4% 5/15/2015                                        AAA        5,450M         6,546,813
            Austin TX Wtr Sewer & Elec Ref Rev 141/4% 11/15/2006                                 AAA        1,000M         1,062,980
            Board of Regents TX A&M Univ Rev 7.80% 8/15/2009                                     AAA          900M           957,375
            Dallas Co TX Flood Ctrl Dist No 1 91/4% 4/1/2010                                     AAA        1,460M         1,843,250
            Dallas Co TX Util & Reclamation Dist MBIA+ 8.30% 2/15/2016                           AAA          700M           738,500
            Harris Co TX Detention MBIA+ 7.80% 12/15/2011                                        AAA        1,110M         1,212,675
            Houston TX Wtr & Sewer Sys Rev Prior Lien MBIA+ 7.40% 12/1/2018                      AAA        1,000M         1,123,750
            Lower CO River Auth TX Rev MBIA+ 75/8% 1/1/2016                                      AAA          925M           981,656
            Lower CO River Auth TX Rev AMBAC+ 6% 1/1/2017                                        AAA        1,445M         1,504,606
            North Central TX Health MBIA+ 77/8% 7/1/2018                                         AAA          750M           787,312
            Puerto Rico Commonwealth Hwy Ser T 65/8% 7/1/2018                                    AAA          433M           481,846
            San Antonio TX Elec & Gas Rev Ser A 101/2% 2/1/2013                                  AAA        1,000M         1,098,750
            Texas St Tnpk Auth Dallas Northwy Rev AMBAC+ 71/8% 1/1/2015                          AAA          250M           269,062
            Total                                                                                                         19,769,825
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
General Obligation
State
20.81%      Texas St Ser A AMT+++ 6.30% 6/1/2014                                                  AA          565M           572,769
            Texas St Ser A-1 RIBS 7.245% 12/1/2023++                                              AA        6,000M         5,572,500
            Texas St Ser B-1 & B-2 LINK 6.20% 9/30/2011                                           AA       11,000M        11,715,000
            Texas St Wtr Dev Bd 7.15% 8/1/2035                                                    AA        1,600M         1,792,000
            Total                                                                                                         19,652,269
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
General     Brazoria TX AMBAC+ 61/4% 2/15/2021                                                   AAA          690M           709,838
Obligation  College Station TX Indpt SC 41/2% 8/15/2019                                          AAA        1,590M         1,339,575
Local       Conroe TX Indpt Sch Dist 61/8% 8/15/2020                                             AAA        1,000M         1,028,750
17.78%      Decatur TX Indpt Sch Dist 61/8% 8/1/2025                                             Aaa        1,500M         1,548,750
            Harris Co TX Ser A 61/8% 8/15/2020                                                    AA        4,475M         4,681,969
            Harris Co TX Toll Rd Sub Lien Ser A 6.10% 8/15/2016                                   AA        2,640M         2,768,700
            Ingram TX Indpt Sch Dist 5% 8/15/2022                                                AAA        1,490M         1,350,313
            Keller TX Indpt Sch Dist Ser A 51/8% 8/15/2025                                       AAA        1,600M         1,470,000
            San Antonio TX Indpt Sch Dist Pub Facs Corp Lease Rev
            AMBAC+ 5.85% 10/15/2020                                                              AAA        1,000M         1,032,500
            Watauga TX FGIC+ 51/8% 3/1/2015                                                      Aaa          915M           855,525
            Total                                                                                                         16,785,920
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Education
 .95%        Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                                        A          870M           899,362
------------------------------------------------------------------------------------------------------------------------------------
Health and
Hospital    Amarillo TX Health Facs Corp LINK FSA+ 6.562% 1/1/2022                               AAA        3,600M         3,802,500
13.50%      Amarillo TX Health Facs Corp RIBS FSA+ 9.24% 1/1/2022++                              AAA        2,250M         2,497,500
            Bexar Co TX Health Facs MBIA+ 71/2% 8/15/2010                                        AAA          750M           819,375
            Bexar Co TX Health Facs Dev Corp Rev/Incarnate Word RMK
            FSA+ 6.10% 11/15/2023                                                                AAA        3,500M         3,583,125
            Harris Co TX Health Facs MBIA+ 6% 5/15/2026                                          AAA        1,330M         1,339,975
            Lubbock TX Health Facs Dev Corp Rev/St Joseph Health Sys 51/2% 7/1/2023               AA          750M           705,937
            Total                                                                                                         12,748,412
------------------------------------------------------------------------------------------------------------------------------------
Housing     Dallas TX Hsg Corp Cap Prjt/Estell Village Apts Ser A 77/8% 12/1/2009                BBB          530M           545,900
 .70%        Texas Hsg Agy Ser D AMT+++ 8.40% 1/1/2021                                             Aa          105M           109,594
            Total                                                                                                            655,494
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Industrial  Brazos River Auth TX Ser A 81/4% 5/1/2019                                              A        1,000M         1,068,750
Revenue     Brazos River Auth TX Ser C MBIA+ 8.10% 5/1/2019                                      AAA          750M           805,313
Bonds       Harris Co TX Ind Dev Corp Marine Term & Wtr Poll Ctrl Rev 65/8% 2/1/2024             BBB        1,500M         1,563,750
16.27%      Matagorda Co TX Nav Dist No 1 Poll Ctrl Rev Ref/Cent Power
            FGIC+ 7.70% 2/1/2019                                                                 AAA          240M           254,400
            Orange Co TX Nav & Port Dist Ind Dev Corp Rev Ref-North 63/8% 2/1/2017                AA        2,400M         2,499,000
            Puerto Rico Ind Med & Environmental Ctrl/Baxter Lab Ser A 8% 9/1/2012                  A        2,315M         2,517,563


STATEMENT OF NET ASSETS September 30, 1996


TEXAS SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================

            Texas City TX Ind Dev Corp Marine Term Rev/ARCO 73/8% 10/1/2020                        A       $5,500M      $  6,648,125
            Total                                                                                                         15,356,901
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Pollution   Potter Co TX Ind Dev Corp Poll Ctrl Rev Ref/Southwestern
Control     AMBAC+ 53/4% 9/1/2016                                                                AAA        1,000M         1,001,250
Revenue     Trinity River Auth TX Poll Ctrl Rev/Texas Instruments
1.98%       AMT+++ 6.20% 3/1/2020                                                                  A          855M           864,619
            Total                                                                                                          1,865,869
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
Power       Austin TX Util Sys Ser B 7.80% 11/15/2012                                              A          640M           696,800
2.83%       Lower CO River Auth Rev Ser B AMBAC+ 6% 1/1/2015                                     AAA        1,000M         1,013,750
            West Harris Co TX Util Dist #11 FSA+ 51/2% 9/1/2021                                  AAA        1,000M           960,000
            Total                                                                                                          2,670,550
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
Transportation
6.07%       Dallas-Ft Worth TX Regl Arpt Rev Ref JT Ser A FGIC+ 73/8% 11/1/2011                  AAA        1,000M         1,136,250
            Houston TX Arpt Sys Rev MBIA+ AMT+++ 8.20% 7/1/2017                                  AAA        1,500M         1,616,250
            Texas St Tnpk Auth Dallas Northwy Rev FGIC+ 53/4% 1/1/2011                           AAA        3,000M         2,981,250
            Total                                                                                                          5,733,750
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
Water and Sewer
 .96%        Texas Wtr Resource Fin Auth 75/8% 8/15/2008                                            A          500M           536,250
            Texas Wtr Resource Fin Auth AMBAC+ 71/2% 8/15/2013                                   AAA          350M           374,062
            Total                                                                                                            910,312
                                                                                                                             -------
------------------------------------------------------------------------------------------------------------------------------------
            Total Municipal Bonds 102.79% (Cost $95,171,474)                                                              97,048,664

====================================================================================================================================
OTHER ASSETS, LESS LIABILITIES (2.79)%
====================================================================================================================================
Short-Term Securities
            Texas St Tax & Rev Anticipation Notes 43/4% 8/29/1997 (Cost $201,378)                MIG 1        200M           201,670
                                                                                                                             -------
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                 (2,835,840)
            ------------------------------------------------------------------------------------------------------------------------
            Total Other Assets, Less Liabilities                                                                         (2,634,170)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
100.00%                                                                                                                  $94,414,494
------------------------------------------------------------------------------------------------------------------------------------
            Net asset value ($94,414,494 / 9,339,469 shares outstanding)                                                      $10.11
        *   Ratings have not been audited by Deloitte & Touche LLP.
        +   Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
        ++  The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1996. See page 1 for additional information.
        +++ Income from these securities may be subject to the Alternative Minimum Tax.
            See Notes to Financial Statements.


STATEMENT OF NET ASSETS September 30, 1996


NEW JERSEY SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Prerefunded Camden Co NJ Muni Util Auth Sewer Rev FGIC+ 81/4% 12/1/2017                          AAA       $3,395M      $  3,628,406
15.66%      Essex Co NJ Imp Auth Lease/Jail & Youth Hse Prjts AMBAC+ 7% 12/1/2024                AAA        5,875M         6,800,313
            Essex Co NJ Imp Auth Rev GTD Coll AMBAC+ 7% 12/1/2024                                AAA        1,750M         2,025,625
            Hudson Co NJ Ctf Correctional Fac MBIA+ 7.60% 12/1/2021                              AAA        5,155M         5,612,506
            Hudson Co NJ Util Auth Util Sys Rev 10% 7/1/2011                                     AAA        1,000M         1,258,750
            Monmouth Co NJ MBIA+ 67/8% 8/1/2012                                                  AAA          500M           550,000
            New Jersey Economic Dev Auth 63/4% 6/15/2012                                         AAA        2,275M         2,511,031
            New Jersey Health Care Facs Fin Auth Rev/St Peters Med Ser C
            MBIA+ 8.60% 7/1/2017                                                                 AAA        2,100M         2,215,521
            Puerto Rico Commonwealth Aqu & Sewer Auth Rev 101/4% 7/1/2009                        AAA          450M           621,563
            Puerto Rico Pub Bldg Auth Ser L 67/8% 7/1/2021                                       AAA          200M           225,000


STATEMENT OF NET ASSETS September 30, 1996


NEW JERSEY SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
            Rutgers St Univ NJ Rev Ser O 7.90% 5/1/2010                                          AAA         $400M      $    430,500
            Stony Brook Reg Sewer Auth NJ Rev Ser A 7.40% 12/1/2009                              AAA        1,000M         1,103,750
            Tinton Falls NJ Sch Bd Ed FSA+ 61/2% 6/15/2017                                       AAA        1,000M         1,088,750
            Union Co NJ 61/2% 2/1/2011                                                           AAA        1,000M         1,090,000
            University of Puerto Rico Ser L 61/2% 6/1/2013                                       AAA           25M            26,000
            Total                                                                                                         29,187,715
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
General     Puerto Rico Commonwealth RIBS MBIA+ 7.894% 7/1/2008++                                AAA        5,000M         5,268,750
Obligation  Puerto Rico Commonwealth 51/4% 7/1/2018                                                A        1,000M           936,250
State       Total                                                                                                          6,205,000
3.33%                                                                                                                     ----------
------------------------------------------------------------------------------------------------------------------------------------
General     Essex Co NJ Imp Auth Lease Co Jail MBIA+ 5.55% 12/1/2026                             AAA        1,000M           971,430
Obligation  Jersey City NJ Ser A 61/4% 10/1/2012                                                  AA        3,080M         3,260,950
Local       Jersey City NJ Ser A 51/4% 10/1/2016                                                  AA        7,000M         6,667,500
15.72%      Keansburg NJ 6.80% 12/1/2010                                                           A        1,000M         1,097,500
            Millburn Township NJ Sch Dist 5.35% 7/15/2018                                        Aaa        1,150M         1,125,563
            Millburn Township NJ Sch Dist 5.35% 7/15/2019                                        Aaa        1,100M         1,075,250
            Morristown NJ FSA+ 61/2% 8/1/2019                                                    AAA        3,440M         3,762,500
            Paterson NJ FSA+ 9.30% 2/15/2004                                                     AAA        4,200M         5,307,750
            Pohatcong Township NJ Sch Dist FSA+ 5.95% 7/15/2023                                  AAA          650M           662,188
            Pohatcong Township NJ Sch Dist FSA+ 5.95% 7/15/2026                                  AAA          350M           356,563
            South Brunswick Township NJ Bd Ed FGIC+ 6.40% 8/1/2024                               AAA        1,600M         1,698,000
            Sparta Township NJ Sch Dist MBIA+ 5.80% 9/1/2022                                     AAA        1,100M         1,109,625
            Sparta Township NJ Sch Dist MBIA+ 5.80% 9/1/2023                                     AAA        1,100M         1,109,625
            Sparta Township NJ Sch Dist MBIA+ 5.80% 9/1/2024                                     AAA        1,100M         1,105,500
            Total                                                                                                         29,309,944
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Education   New Jersey Economic Dev Auth Rev Ser B MBIA+ 61/4% 5/15/2025                         AAA        2,700M         2,808,000
5.49%       New Jersey St Ed Facs Auth MBIA+ 6.85% 7/1/2019                                      AAA        1,150M         1,231,937
            New Jersey St Ed Facs Auth 63/8% 7/1/2022                                             AA        5,000M         5,331,250
            Rutgers St Univ NJ Ser P 6.85% 5/1/2021                                               AA          800M           867,000
            Total                                                                                                         10,238,187
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------

Finance
 .56%        Hamilton Township NJ Bd Ed Ser B FSA+ 7% 12/15/2015                                  AAA          970M         1,051,238
------------------------------------------------------------------------------------------------------------------------------------
Health and  New Jersey Health Care Facs Auth Rev Ser A CNLA+ 5.70% 7/1/2012                      AAA        2,225M         2,205,530
Hospital    New Jersey Health Care Facs Fin Auth Rev Ser A AMBAC+ 7% 7/1/2020                    AAA        5,000M         5,387,500
7.05%       New Jersey Health Care Facs Fin Auth Rev/Bayonne Hosp
            FSA+ 61/4% 7/1/2012                                                                  AAA        1,600M         1,668,000
            New Jersey Health Care Facs Ser A FHA+ 71/4% 2/15/2021                                AA        1,485M         1,596,375
            New Jersey Health Care Facs Ser B FHA+ 61/2% 2/1/2022                                AAA          945M           986,343
            New Jersey Health Care Facs Ser C FSA+ 63/4% 7/1/2020                                AAA          735M           788,288
            Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs
            61/4% 8/1/2032                                                                       AAA          500M           511,250
            Total                                                                                                         13,143,286
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Housing     New Jersey St Hsg & Mtge Fin MBIA+ 7.70% 10/1/2029                                   AAA        1,415M         1,478,675
3.07%       New Jersey St Hsg & Mtge Fin Ser B
            MBIA+ AMT+++ 7.90% 10/1/2022                                                         AAA        1,965M         2,050,969
            New Jersey St Hsg & Mtge Fin Ser 1 6.70% 11/1/2028                                     A        1,000M         1,033,750
            Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA+ 7.65% 10/15/2022                       AAA          515M           542,037
            Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A
            GNMA+ AMT+++ 61/2% 3/1/2025                                                          AAA          600M           610,500
            Total                                                                                                          5,715,931
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF NET ASSETS September 30, 1996


NEW JERSEY SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Industrial  New Jersey Economic Dev Auth AMT+++ 71/4% 3/1/2021                                     A      $ 1,500M      $  1,567,500
Revenue     Puerto Rico Ind Med & Environmental/Upjohn 71/2% 12/1/2023                            AA        1,500M         1,633,125
Bonds       Puerto Rico Tel Auth Rev LINK MBIA+ 5.51% 1/16/2015                                  AAA        3,000M         2,913,750
3.28%       Total                                                                                                          6,114,375
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous
1.74%       Middlesex Co NJ Imp Auth Rev Cap Imp/Monroe Township
            5.90% 9/15/2021                                                                        A        1,000M           996,250
            Monmouth Co NJ Imp Auth Rev Govt Loan MBIA+ 6.40% 12/1/2009                          AAA        1,075M         1,161,000
            New Jersey Sports & Expo Auth Rev Ser A 8% 1/1/2025                                  BBB**      1,000M         1,086,250
            Total                                                                                                          3,243,500
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Pollution   Cape May Co NJ Ind Poll Ctrl Rev Fin Auth Ser B MBIA+ 7% 11/1/2029                   AAA          500M           558,750
 Control    Salem Co NJ Poll Ctrl Auth Ser A AMT+++ 61/2% 11/15/2021                              AA        2,000M         2,100,000
Revenue     Total                                                                                                          2,658,750
1.43%                                                                                                                     ----------

------------------------------------------------------------------------------------------------------------------------------------
Power       Camden Co NJ Muni Util Auth Sys FGIC+ 81/4% 12/1/2017                                AAA        2,185M         2,329,756
12.37%      Essex Co NJ Imp Auth Rev Orange Muni Util & Lease MBIA+ 6.80% 7/1/2014               AAA        1,710M         1,900,238
            Puerto Rico Elec Pwr Auth 71/8% 7/1/2014                                             BBB          715M           765,943
            Puerto Rico Elec Pwr Auth LINK 5.929% 7/1/2023                                       AAA        1,000M         1,010,000
            Puerto Rico Elec Pwr Auth LINK FSA+ 6.30% 7/1/2018                                   AAA        6,000M         6,285,000
            Puerto Rico Elec Pwr Auth RIBS FSA+ 8.348% 7/1/2023++                                AAA        4,500M         4,561,875
            Puerto Rico Elec Pwr Auth RIBS FSA+ 7.852% 7/1/2018++                                AAA        4,600M         4,962,250
            Raritan Township NJ Muni Util Auth 6.45% 5/1/2012                                      A        1,180M         1,241,950
            Total                                                                                                         23,057,012
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Transportation
25.75%      Delaware River & Bay Auth DE Auth Rev FGIC+ 51/4% 1/1/2026                           AAA        5,300M         4,982,000
            New Jersey Economic Dev Auth 7% 7/1/2016                                             BBB**      5,545M         5,780,663
            New Jersey St Tnpk Auth FSA+ 61/2% 1/1/2016                                          AAA        4,730M         5,285,775
            New Jersey St Tnpk Auth Ser C MBIA+ 61/2% 1/1/2016                                   AAA        9,635M        10,767,113
            Port Auth NY & NJ 93rd Ser 61/8% 6/1/2094                                             AA       14,500M        14,989,375
            Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser C 5% 7/1/2036                    A        6,000M         5,242,500
            Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y 51/2% 7/1/2036                 A        1,000M           950,000
            Total                                                                                                         47,997,426
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Water and   New Jersey Economic Dev Auth Ser D 7% 10/1/2017                                        A        1,250M         1,282,812
Sewer       New Jersey Economic Dev Auth Wtr Facs Rev FGIC+ AMT+++ 67/8% 11/1/2034               AAA        1,750M         1,927,188
4.57%       New Jersey Wastewtr 67/8% 6/15/2009                                                   AA        1,905M         2,081,212
            New Jersey Wastewtr Ser A MBIA+ 7% 5/15/2006                                         AAA          500M           534,375
            New Jersey Wtr Supply Auth Rev MBIA+ AMT+++ 77/8% 11/1/2013                          AAA        2,500M         2,687,500
            Total                                                                                                          8,513,087
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
            Total Municipal Bonds 100.02% (Cost $180,952,930)                                                            186,435,451
====================================================================================================================================
OTHER ASSETS, LESS LIABILITIES (.02)%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                    (33,149)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
100.00%                                                                                                                 $186,402,302
------------------------------------------------------------------------------------------------------------------------------------
            Net asset value ($186,402,302 / 35,999,741 shares outstanding)                                                    $5.18


        *   Ratings have not been audited by Deloitte & Touche LLP.
        **  This  security has not been rated by an  independent  ratings  service but is, in Lord Abbett's  opinion,  of comparable quality.
        +   Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
        ++  The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1996. See page 1 for additional information.
        +++ Income from these securities may be subject to the Alternative Minimum Tax.
            See Notes to Financial Statements.


STATEMENT OF NET ASSETS September 30, 1996


CONNECTICUT SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Prerefunded Connecticut St Clean Wtr Fd 7% 1/1/2011                                              AAA        $ 400M      $    443,000
18.44%      Connecticut St Health & Ed/St Raphael Hosp Ser C AMBAC+ 71/2% 7/1/2014               AAA        1,000M         1,075,000
            Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
            MBIA+ 7% 7/1/2010                                                                    AAA           75M            82,688
            Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
            MBIA+ 7.10% 7/1/2025                                                                 AAA        3,105M         3,431,025
            Connecticut St Ser A 63/4% 3/1/2011                                                  AAA          100M           109,875
            Connecticut St Spcl Tax Oblig Rev Ser A 71/8% 6/1/2007                               AAA        5,000M         5,562,500
            Connecticut St Spcl Tax Oblig Rev Ser A 7.20% 2/1/2009                               AAA        1,400M         1,513,750
            Puerto Rico Commonwealth 73/4% 7/1/2006                                              AAA        3,000M         3,243,750
            Puerto Rico Commonwealth Aqu & Sewer Auth Rev Ser A 77/8% 7/1/2017                   AAA        2,000M         2,167,500
            Puerto Rico Commonwealth G.O. 7.70% 7/1/2020                                         AAA          900M         1,017,000
            Puerto Rico Commonwealth Hwy Ser P 81/8% 7/1/2013                                    AAA        2,150M         2,335,438
            Puerto Rico Commonwealth Hwy Ser R 63/4% 7/1/2005                                    AAA        1,000M         1,095,440
            Puerto Rico Commonwealth Hwy Ser T 65/8% 7/1/2018                                    AAA          453M           504,096
            Puerto Rico Commonwealth Hwy Ser T 65/8% 7/1/2018                                    AAA           67M            74,404
            Total                                                                                                         22,655,466
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
General     Connecticut St Ser B 51/8% 8/15/2016                                                  Aa        2,000M         1,870,000
Obligation  Puerto Rico Commonwealth 6.45% 7/1/2017                                                A        2,000M         2,130,000
State       Puerto Rico Commonwealth 61/2% 7/1/2023                                                A        2,000M         2,135,000
4.99%       Total                                                                                                          6,135,000
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
General     Darien CT 51/2% 10/15/2015                                                           Aaa          500M           496,875
Obligation  East Haven CT FGIC+ 51/2% 9/1/2015                                                   AAA        1,000M           980,000
Local       Hamden CT MBIA+ 51/2% 8/15/2016                                                      Aaa        1,165M         1,146,069
4.57%       Hartford CT 61/2% 12/15/2005                                                          AA          730M           801,175
            Killingly CT 71/4% 12/15/2004                                                          A          250M           264,062
            Monroe CT 6.60% 4/15/2005                                                              A          100M           109,125
            Montville CT 6.70% 6/15/2009                                                          Aa          550M           619,437
            Montville CT 6.70% 6/15/2010                                                          Aa          575M           648,312
            Portland CT 7.10% 12/15/2000                                                           A          100M           108,625
            Redding CT 6.60% 4/15/2010                                                            Aa          100M           111,375
            Voluntown CT 63/4% 10/1/2002                                                           A          100M           108,375
            Watertown CT 61/2% 6/15/2003                                                           A          100M           106,875
            West Haven CT MBIA+ 61/2% 6/15/2006                                                  AAA          100M           110,750
            Total                                                                                                          5,611,055
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Education   Connecticut St Health & Ed Facs/Fairfield Univ Ser F 6.90% 7/1/2014                  BBB        1,500M         1,565,625
13.60%      Connecticut St Health & Ed Facs/Kent Sch Ser B MBIA+ 5.40% 7/1/2023                  AAA        2,500M         2,375,000
            Connecticut St Health & Ed Facs/New Haven Ser D
            6.70% 7/1/2026                                                                       BBB        1,000M           998,750
            Connecticut St Health & Ed Facs/Sacred Heart Ser C
            61/2% 7/1/2016                                                                       BBB        1,000M         1,015,000
            Connecticut St Health & Ed Facs/Trinity Coll Ser E
            MBIA+ 57/8% 7/1/2026                                                                 AAA        1,670M         1,678,350
            Connecticut St Health & Ed Facs/Westminster Ser A
            MBIA+ 51/2% 7/1/2016                                                                 AAA        1,000M           971,250
            Connecticut St Health & Ed Facs/Yale Univ RIBS 8.023% 6/10/2030++                    AAA        6,800M         6,851,000
            Connecticut St Higher Ed Supplemental Loan Auth
            AMT+++ 73/8% 11/15/2005                                                                A          770M           806,575
            Connecticut St Higher Ed Supplemental Loan Auth Ser A
            AMT+++ 7.20% 11/15/2010                                                                A          425M           449,437
            Total                                                                                                         16,710,987
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF NET ASSETS September 30, 1996


CONNECTICUT SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Health and  Connecticut St Health & Ed/Danbury Hosp Ser F
Hospital    AMBAC+ 53/8% 7/1/2017                                                                AAA      $ 2,500M      $  2,400,000
9.62%       Connecticut St Health & Ed/Danbury Hosp Ser F
            AMBAC+ 53/8% 7/1/2023                                                                AAA        2,000M         1,895,000
            Connecticut St Health & Ed/Greenwich Hosp
            MBIA+ 53/4% 7/1/2016                                                                 AAA        1,850M         1,852,313
            Connecticut St Health & Ed/Bridgeport Hosp Ser A MBIA+ 65/8% 7/1/2018                AAA        1,250M         1,334,375
            Connecticut St Health & Ed/St Marys Hosp Ser C 73/8% 7/1/2020                        Baa        3,250M         3,371,875
            Connecticut St Health & Ed/Waterbury Hosp Ser B FSA+ 7% 7/1/2020                     AAA          100M           107,500
            Connecticut St Health & Ed/William Backus Hosp Ser C 63/8% 7/1/2022                    A          850M           860,625
            Total                                                                                                         11,821,688
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Housing     Connecticut St Hsg Fin Auth Ser A-2 AMT+++ 6.45% 5/15/2022                            AA        1,100M         1,119,250
9.17%       Connecticut St Hsg Fin Auth Ser B 63/4% 11/15/2023                                    AA        3,000M         3,142,500
            Connecticut St Hsg Fin Auth Ser D-2 6.90% 5/15/2020                                   AA        1,000M         1,040,000
            Connecticut St Hsg Fin Auth Sub Ser A Ser A-2
            FHA+ AMT+++ 7.20% 11/15/2008                                                          AA          655M           692,663
            Connecticut St Hsg Fin Auth Sub Ser D-2 6.20% 11/15/2027                              AA        2,150M         2,117,750
            Puerto Rico Pub Bldg Auth Ser H 77/8% 7/1/2007                                       AAA        3,000M         3,152,670
            Total                                                                                                         11,264,833
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Industrial  Connecticut St Dev Auth/Pfizer Inc Prjt 6.55% 2/15/2013                              AAA        3,570M         3,860,063
Revenue     Connecticut St Dev Auth/Pfizer Inc Prjt AMT+++ 7% 7/1/2025                           AAA        2,500M         2,768,750
Bonds       Eastern CT Resource Recovery/Wheelabrator Lisbon Prjt Ser A
12.28%      AMT+++ 51/2% 1/1/2020                                                                  A        4,000M         3,630,000
            Puerto Rico Ind Med & Environmental/American Home Products
            5.10% 12/1/2018                                                                        A        2,000M         1,830,000
            Puerto Rico Ind Med & Environmental/Upjohn 71/2% 12/1/2023                            AA        1,000M         1,088,750
            Puerto Rico Ind Med & Environmental/Warner Lambert 7.60% 5/1/2014                     Aa        1,750M         1,914,063
            Total                                                                                                         15,091,626
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous
9.16%       Connecticut Middletown Courthouse MBIA+ 61/4% 12/15/2010                             AAA          575M           606,625
            Connecticut St Dev Govt Lease Rev MBIA+ 6.60% 6/15/2014                              AAA          500M           544,375
            New Haven CT Air Rights Pkg MBIA+ 61/2% 12/1/2015                                    AAA        9,475M        10,102,718
            Total                                                                                                         11,253,718
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Power       Connecticut St Dev Auth/New England Pwr Co 71/4% 10/15/2015                            A          760M           815,100
2.60%       Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 7.852% 7/1/2018++                          AAA        1,500M         1,618,125
            Puerto Rico Elec Pwr Auth Ser X 61/8% 7/1/2021                                         A          750M           764,062
            Total                                                                                                          3,197,287
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Solid Waste Connecticut St Resource Recovery/American Ref Fuel Ser A
5.13%       AMT+++ 8% 11/15/2015                                                                  AA        1,100M         1,192,125
            Connecticut St Resource Recovery/American Ref Fuel Ser A
            AMT+++ 6.45% 11/15/2022                                                                A        4,985M         5,115,856
            Total                                                                                                          6,307,981
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Transportation
8.33%       Connecticut St Spcl Tax Oblig Rev Ser B 10% 10/1/2000                                 AA        4,000M         4,785,000
            Connecticut St Spcl Tax Oblig Rev Ser B FGIC+ 6.10% 10/1/2011                        AAA        1,000M         1,043,750
            Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser W 51/2% 7/1/2015                 A          600M           587,250
            Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y 51/2% 7/1/2026                 A          750M           716,250
            Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y 51/2% 7/1/2036                 A        3,275M         3,111,250
            Total                                                                                                         10,243,500
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Water and Sewer
 .57%        Connecticut St Dev Auth Wtr Fac Rev Ser A AMBAC+ AMT+++ 53/4% 7/1/2028               AAA          250M           241,563
            Puerto Rico Commonwealth Aqu & Sewer Auth Rev 5% 7/1/2015                              A          500M           458,750
            Total                                                                                                            700,313
                                                                                                                          ----------
            ------------------------------------------------------------------------------------------------------------------------
            Total Municipal Bonds 98.46% (Cost $119,012,860)                                                             120,993,454
            ------------------------------------------------------------------------------------------------------------------------


STATEMENT OF NET ASSETS September 30, 1996


CONNECTICUT SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================

OTHER ASSETS, LESS LIABILITIES 1.54%
====================================================================================================================================

Cash and Receivables, Net of Liabilities                                                                                $  1,891,534
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
100.00%                                                                                                                 $122,884,988
------------------------------------------------------------------------------------------------------------------------------------
            Net asset value ($122,884,988 / 12,129,707 shares outstanding)                                                    $10.13

            *   Ratings have not been audited by Deloitte & Touche LLP.
            +   Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
            ++  The interest rate is subject to change  periodically and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at September 30, 1996. See page 1 for additional information.
            +++ Income from these securities may be subject to the Alternative Minimum Tax.
                See Notes to Financial Statements.




STATEMENT OF NET ASSETS September 30, 1996*


MISSOURI SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Prerefunded Cape Girardeau MO Wtrwks Sys Rev FGIC+ 6.40% 3/1/2012                                AAA      $ 1,150M      $  1,247,750
21.98%      Central MO St Univ MBIA+ 7% 7/1/2014                                                 AAA          150M           168,000
            Kansas City MO Muni Assistance Corp Rev AMBAC+ 65/8% 4/15/2015                       AAA        6,225M         6,847,500
            Kansas City MO Muni Assistance Corp Rev AMBAC+ 71/8% 4/15/2016                       AAA          805M           889,525
            Kansas City MO Muni Assistance Corp Rev AMBAC+ 6% 4/15/2020                          AAA        1,030M         1,090,513
            Missouri St Health & Ed Facs Rev/Christian Health FGIC+ 67/8% 2/15/2013              AAA        2,100M         2,325,750
            Missouri St Health & Ed Facs Rev/St Lukes MBIA+ 7% 11/15/2013                        AAA        1,030M         1,160,038
            Missouri St Regional Convention Ser A 6.90% 8/15/2021                                AAA        9,750M        10,968,750
            Puerto Rico Commonwealth G.O. 7.70% 7/1/2020                                         AAA        1,570M         1,774,100
            Sikeston MO Elec Rev MBIA+ 61/4% 6/1/2022                                            AAA        1,535M         1,682,744
            Springfield MO Sch Dist No 12 Ser A FGIC+ 63/4% 3/1/2011                             AAA        1,225M         1,332,187
            Total                                                                                                         29,486,857
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
General     Puerto Rico Commonwealth RIBS MBIA+ 7.894% 7/1/2008++                                AAA        1,000M         1,053,750
Obligation  Puerto Rico Commonwealth RIBS FSA+ 7.962% 7/1/2020++                                 AAA        4,000M         4,030,000
State       Total                                                                                                          5,083,750
3.80%                                                                                                                     ----------

------------------------------------------------------------------------------------------------------------------------------------
General     Columbia MO Spcl Oblig Cap Imp 51/2% 2/1/2016                                          A          500M           488,750
Obligation  Greene Co MO Reorg Sch Dist Direct Dep 53/4% 3/1/2016                                 AA        1,785M         1,820,700
Local       Total                                                                                                          2,309,450
1.72%                                                                                                                     ----------

------------------------------------------------------------------------------------------------------------------------------------
Education   Missouri St Health & Ed Facs Rev/St Louis Univ HS 6.35% 10/1/2014                      A        2,000M         2,087,500
7.38%       Platte Co MO Reorg Sch Dist Ctfs 71/8% 1/1/2011                                        A          500M           527,500
            St Louis MO Sch Dist FGIC+ 6% 4/1/2012                                               AAA        1,275M         1,324,406
            University of MO Rev 51/2% 11/1/2023                                                  AA          375M           366,094
            University of MO Rev Ser A AMBAC+ 61/2% 11/1/2011                                    AAA        2,000M         2,147,500
            University of MO Univ Rev 51/2% 11/1/2017                                             AA        3,500M         3,447,500
            Total                                                                                                          9,900,500
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Finance     Blue Spring MO Pub Bldg Auth Leasehold Rev Ser A FGIC+ 51/8% 9/1/2016                AAA        1,630M         1,536,275
15.16%      Kansas City MO Muni Assistance Corp Rev MBIA+ 51/8% 4/15/2015                        AAA        9,000M         8,505,000
            Kansas City MO Muni Assistance Corp Rev MBIA+ 5.60% 4/15/2016                        AAA        2,000M         1,997,500
            Kansas City MO Muni Assistance Corp Rev MBIA+ 53/8% 4/15/2016                        AAA        7,000M         6,807,500
            Poplar Bluff MO Pub Bldg Leasehold Rev Ser A MBIA+ 51/2% 9/1/2012                    AAA        1,500M         1,485,000
            Total                                                                                                         20,331,275
                                                                                                                          ----------
            ------------------------------------------------------------------------------------------------------------------------


STATEMENT OF NET ASSETS September 30, 1996

MISSOURI SERIES


                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Health and Hospital
15.14%      Hannibal MO Ind Dev Auth Health Facs Rev Ser A FSA+ 55/8% 3/1/2012                   AAA      $ 2,170M      $  2,164,575
            Hannibal MO Ind Dev Auth Health Facs Rev Ser A
            FSA+ 53/4% 3/1/2022                                                                  AAA        1,250M         1,250,000
            Jackson Co MO Ind Dev Rev/St Joseph Health Ctr 7% 7/1/2022                           Baa        1,500M         1,575,000
            Missouri St Health & Ed Facs Rev/BJC Health Ser A 61/2% 5/15/2020                     AA        4,650M         5,051,062
            Missouri St Health & Ed Facs Rev/Health Midwest Ser B
            MBIA+ 61/4% 2/15/2022                                                                AAA        5,000M         5,187,500
            Missouri St Health & Ed Facs Rev/Heartland Health Sys
            AMBAC+ 6.35% 11/15/2017                                                              AAA        2,600M         2,733,250
            Missouri St Health & Ed Facs Rev/Ssm Health Care Ser AA
            MBIA+ 61/4% 6/1/2016                                                                 AAA        2,250M         2,345,625
            Total                                                                                                         20,307,012
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Housing     Missouri St Hsg Dev Comm Mtge Rev Ser A GNMA+ AMT+++ 63/4% 6/1/2024                  AAA          350M           364,438
5.79%       Missouri St Hsg Dev Comm Mtge Rev Ser A GNMA+ AMT+++ 6.22% 3/1/2026                  AAA        5,000M         5,062,500
            Missouri St Hsg Dev Comm Mtge Rev Ser B GNMA+ AMT+++ 6.40% 12/1/2024                 AAA        2,135M         2,172,363
            Puerto Rico Hsg Fin Corp Mtge Rev Ser A GNMA+ 7.80% 10/15/2021                       AAA           15M            15,619
            Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA+ 7.65% 10/15/2022                       AAA          140M           147,350
            Total                                                                                                          7,762,270
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
Industrial  Missouri St Environmental Imp & Energy Rev/Union Elec Ser A
Revenue     7.40% 5/1/2020                                                                        AA          550M           599,500
Bonds       Puerto Rico Tel Auth Rev RIBS MBIA+ 6.768% 1/25/2007++                               AAA        2,000M         1,982,500
2.62%       Puerto Rico Tel Auth Rev RIBS MBIA+ 7.065% 1/16/2015++                               AAA        1,000M           937,500
            Total                                                                                                          3,519,500
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous
4.16%       Clay Co MO Pub Bldg Auth Leasehold Rev FGIC+ 7% 5/15/2014                            AAA        1,000M         1,113,750
            St Louis Co MO Ind Dev Rev Arena Prjt AMT+++ 77/8% 12/1/2024                         BBB**      2,000M         2,140,000
            St Louis MO Land Clearance Rev 73/4% 7/1/2021                                        BBB**      2,210M         2,331,550
            Total                                                                                                          5,585,300
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
Pollution   Missouri St Environmental Imp & Energy Res Auth Poll Ctrl Rev 51/2% 12/1/2013         AA        1,765M         1,745,143
Control     Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev Ser A 6.55% 7/1/2014         Aa        3,000M         3,232,500
Revenue     Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev Ser A 53/4% 1/1/2016         Aa        2,400M         2,427,000
9.66%       Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev Ser B 7.20% 7/1/2016         Aa        2,250M         2,576,250
            Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev Ser D 5.90% 1/1/2019         Aa        2,050M         2,078,187
            Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev Ser E 55/8% 7/1/2016         Aa          900M           901,125
            Total                                                                                                         12,960,205
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Power       Puerto Rico Elec Pwr Auth RIBS FSA+ 8.348% 7/1/2023++                                AAA        2,500M         2,534,375
2.10%       Sikeston MO Elec Rev Ref MBIA+ 5% 6/1/2022                                           AAA          315M           287,044
            Total                                                                                                          2,821,419
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
Transportation
2.65%       Kansas City MO Arpt Rev Ser B CGIC+ 67/8% 9/1/2014                                   AAA        1,490M         1,648,312
            Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y 51/2% 7/1/2026                 A        2,000M         1,910,000
            Total                                                                                                          3,558,312
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
Water and Sewer
5.14%       Kansas City MO Wtr Rev Ser D 7th Issue 6.65% 12/1/2013                                AA        2,800M         3,052,000
            Missouri St Environmental Imp Energy Res Auth Fac Rev Ser A
            MBIA+ AMT+++ 5.95% 11/1/2019                                                         AAA        1,500M         1,507,500
            St Louis MO Wtr Rev FGIC+ 6% 7/1/2014                                                AAA        2,250M         2,334,375
            Total                                                                                                          6,893,875
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
            Total Municipal Bonds 97.30% (Cost $126,865,118)                                                             130,519,725
------------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF NET ASSETS September 30, 1996

MISSOURI SERIES


                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================

OTHER ASSETS, LESS LIABILITIES 2.70%

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities
            University of MO Ser FY 1996-97 43/4% 6/30/1997 (Cost $853,627)                      MIG1      $1,850M      $  1,862,765
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                   1,761,464
------------------------------------------------------------------------------------------------------------------------------------

            Total Other Assets, Less Liabilities                                                                           3,624,229
====================================================================================================================================
Net Assets
100.00%                                                                                                                 $134,143,954
------------------------------------------------------------------------------------------------------------------------------------

                Net asset value ($134,143,954 / 26,401,567 shares outstanding)                                                 $5.08

            *   Ratings have not been audited by Deloitte & Touche LLP.
            **  This security has not been rated by an independent  ratings service but is, in Lord Abbett's opinion,  of comparable quality.
            +   Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
            ++  The interest rate is subject to change  periodically and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at September 30, 1996. See page 1 for additional information.
            +++ Income from these securities may be subject to the Alternative Minimum Tax.
                See Notes to Financial Statements.

STATEMENT OF NET ASSETS September 30, 1996

HAWAII SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Prerefunded Hawaii St Dept Bdg & Fin/Pali Moni Med Ctr 7.60% 7/1/2010                            AAA         $200M      $    229,000
21.59%      Hawaii St Dept Bdg & Fin/Pali Moni Med Ctr 7.65% 7/1/2019                            AAA        1,000M         1,147,500
            Hawaii St Dept Bdg & Fin/Queens Med Hosp FGIC+ 61/2% 7/1/2012                        AAA          250M           260,313
            Hawaii St G.O. Ser B-R 7% 6/1/2009                                                   AAA        1,000M         1,085,000
            Hawaii St G.O. Ser B-R 7% 6/1/2010                                                   AAA        2,430M         2,636,550
            Hawaii St G.O. Ser B-S 7% 9/1/2003                                                   AAA          500M           549,375
            Hawaii St G.O. Ser B-S 71/8% 9/1/2009                                                AAA          700M           772,625
            Honolulu HI City & Co G.O. 7.10% 6/1/2006                                            AAA        1,000M         1,095,000
            Honolulu HI City & Co G.O. Ser B 6.90% 10/1/2002                                     AAA          100M           106,750
            Honolulu HI City & Co G.O. Ser C 7.15% 6/1/2008                                      AAA          500M           549,375
            Honolulu HI City & Co G.O. Ser C 7.15% 6/1/2010                                      AAA        1,000M         1,098,750
            Honolulu HI City & Co G.O. Ser D 6.90% 12/1/2010                                     AAA          400M           440,000
            Puerto Rico Commonwealth Aqu & Sewer Auth Rev Ser A 77/8% 7/1/2017                   AAA        2,000M         2,167,500
            Puerto Rico Commonwealth G.O. 7.30% 7/1/2020                                         AAA        1,000M         1,116,250
            Puerto Rico Commonwealth G.O. 7.70% 7/1/2020                                         AAA        1,950M         2,203,500
            Puerto Rico Commonwealth Hwy Ser Q 73/4% 7/1/2010                                    AAA          525M           593,906
            Puerto Rico Commonwealth Pub Imp Ser A 7.70% 7/1/2008                                AAA        1,700M         1,870,000
            Puerto Rico Pub Bldg Auth Ser K 67/8% 7/1/2012                                       AAA          450M           506,250
            Total                                                                                                         18,427,644
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
General     Hawaii St Hwy Rev 51/4% 7/1/2016                                                      AA        2,550M         2,428,875
Obligation  Hawaii St Ser B-Z 6% 10/1/2010                                                        AA          500M           526,875
State       Hawaii St Ser B-Z 6% 10/1/2012                                                        AA          500M           524,375
23.52%      Hawaii St Ser C-J 61/4% 1/1/2015                                                      AA        2,625M         2,733,280
            Hawaii St Ser C-L 51/4% 3/1/2013                                                      AA        2,555M         2,443,219
            Hawaii St Ser C-L 51/4% 3/2/2014                                                      AA        2,700M         2,578,500
            Hawaii St Ser C-L 51/4% 3/1/2015                                                     AAA        1,805M         1,710,238
            Hawaii St Ser C-L 51/4% 3/1/2016                                                      AA        2,030M         1,920,888
            Puerto Rico Commonwealth 6.45% 7/1/2017                                                A        2,050M         2,183,250
            Puerto Rico Commonwealth RIBS FSA+ 7.962% 7/1/2020++                                 AAA        3,000M         3,022,500
            Total                                                                                                         20,072,000
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF NET ASSETS September 30, 1996


HAWAII SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
General     Hawaii Co HI Ser A FGIC+ 5.60% 5/1/2013                                              AAA      $ 1,780M      $  1,791,125
Obligation  Honolulu HI City & Co Ser A MBIA+ 5% 11/1/2015                                       AAA        1,500M         1,372,500
Local       Honolulu HI City & Co Ser A FGIC+ 6% 12/1/2015                                       AAA        1,000M         1,051,250
9.35%       Honolulu HI City & Co Ser A FGIC+ 51/2% 9/1/2016                                     AAA        2,795M         2,725,125
            Maui Co HI Ser A MBIA+ 53/4% 6/1/2016                                                AAA        1,035M         1,042,762
            Total                                                                                                          7,982,762
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Education
 .33%        University of HI Ser G AMBAC+ 5.45% 10/1/2006                                        AAA          275M           281,188
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Health and  Hawaii St Dept Bdg & Fin Spcl Purp Rev Kapi'olani 6.20% 7/1/2016                       A        1,000M         1,015,000
Hospital    Hawaii St Dept Bdg & Fin Spcl Purp Rev Kapi'olani 61/4% 7/1/2021                       A        2,000M         2,030,000
6.90%       Hawaii St Dept Bdg & Fin/St Francis Hosp CGIC+ 61/2% 7/1/2022                        AAA        1,200M         1,278,000
            Puerto Rico Ind Med & Environmental/St Luke Hosp 61/4% 6/1/2010                        A        1,390M         1,407,375
            Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs Ser A
            MBIA+ 61/4% 7/1/2024                                                                 AAA          150M           156,563
            Total                                                                                                          5,886,938
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Housing     Hawaii St Hsg Fin & Dev Corp/Univ of HI Faculty Hsg Prjt
3.02%       AMBAC+ 5.65% 10/1/2016                                                               AAA        1,000M         1,003,750
            Hawaii St Hsg Fin & Dev Corp/Univ of HI Faculty Hsg Prjt
            AMBAC+ 5.70% 10/1/2025                                                               AAA          500M           501,875
            Hawaii St Hsg Fin & Dev Corp Ser A FNMA+ AMT+++ 7.10% 7/1/2024                        Aa          960M         1,003,200
            Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA+ 7.65% 10/15/2022                       AAA           65M            68,413
            Total                                                                                                          2,577,238
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Industrial  Puerto Rico Ind Med & Environmental/Baxter Lab Ser A 8% 9/1/2012                       A        1,000M         1,087,500
Revenue     Puerto Rico Ind Med & Environmental/Warner Lambert 7.60% 5/1/2014                     Aa        1,500M         1,640,625
Bonds       Puerto Rico Tel Auth Rev RIBS MBIA+ 7.065% 1/16/2015++                               AAA          800M           750,000
4.07%       Total                                                                                                          3,478,125
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
Power       Hawaii St Dept Bdg & Fin RIBS 7.119% 12/15/2023++                                    AAA        1,500M         1,299,375
18.07%      Hawaii St Dept Bdg & Fin Spcl Purp Mtge Rev Reg Linked Sav
            LINK 5.538% 12/15/2023                                                               AAA        7,000M         6,553,750
            Hawaii St Dept Bdg & Fin/HI Elec Ser A MBIA+ AMT+++ 6.60% 1/1/2025                   AAA        2,750M         2,915,000
            Hawaii St Dept Bdg & Fin/HI Elec Ser C MBIA+ AMT+++ 73/8% 12/1/2020                  AAA        2,500M         2,740,625
            Puerto Rico Elec Pwr Auth 71/8% 7/1/2014                                             BBB          365M           391,005
            Puerto Rico Elec Pwr Auth RIBS FSA+ 8.348% 7/1/2023++                                AAA        1,500M         1,520,625
            Total                                                                                                         15,420,380
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Transportation
8.55%       Hawaii St Arpt Sys Rev 2nd Ser MBIA+ AMT+++ 7% 7/1/2018                              AAA        2,125M         2,316,250
            Hawaii St Arpt Sys Rev 2nd Ser FGIC+ AMT+++ 71/2% 7/1/2020                           AAA          445M           490,612
            Hawaii St Arpt Sys Rev 2nd Ser MBIA+ AMT+++ 63/4% 7/1/2021                           AAA        2,745M         2,923,425
            Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 61/4% 7/1/2015                                AAA          500M           516,250
            Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 63/8% 7/1/2024                                AAA          500M           516,875
            Puerto Rico Commonwealth Hwy Ser V 65/8% 7/1/2012                                      A          500M           530,625
            Total                                                                                                          7,294,037
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
Water and
Sewer       Honolulu HI City & Co Bd Wtr Supply Wtr Sys Rev 5.80% 7/1/2021                        AA        1,000M         1,006,250
                                                                                                                           ---------
1.18%
------------------------------------------------------------------------------------------------------------------------------------
            Total Municipal Bonds 96.58% (Cost $81,046,850)                                                               82,426,562
            ------------------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS September 30, 1996


HAWAII SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES 3.42%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                 $ 2,917,713
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
100.00%                                                                                                                  $85,344,275
------------------------------------------------------------------------------------------------------------------------------------

            Net asset value ($85,344,275 / 17,328,741 shares outstanding)                                                $      4.93

            *   Ratings have not been audited by Deloitte & Touche LLP.
            +   Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
            ++  The interest rate is subject to change  periodically and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at September 30, 1996. See page 1 for additional information.
            +++ Income from these securities may be subject to the Alternative Minimum Tax.
                See Notes to Financial Statements.


STATEMENT OF NET ASSETS September 30, 1996


WASHINGTON SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Prerefunded Douglas Co WA Pub Util Dist No 1 Wells Hydroelec Ser A 83/4% 9/1/2018                AAA        $ 150M      $    196,313
16.85%      King Co WA Sch Dist Ser A 63/4% 12/1/2008                                            AAA        2,415M         2,608,200
            Lewis Co WA Pub Util Dist No 1 Cowlitz Falls Hydroelec 7% 10/1/2022                  AAA          500M           560,000
            Puerto Rico Pub Bldg Auth Ser L 67/8% 7/1/2012                                       AAA        1,000M         1,125,000
            Seattle WA Muni Metro Ser T 67/8% 1/1/2014                                           AAA          500M           543,125
            Seattle WA Muni Metro Ser T 67/8% 1/1/2031                                           AAA          500M           543,125
            Tacoma WA Elec Sys Rev FGIC+ 73/8% 1/1/2009                                          AAA          500M           541,875
            Washington St Pub Pwr Supply Ser B Prjt No 2 73/8% 7/1/2012                          AAA        1,790M         1,991,375
            Washington St Pub Pwr Supply Ser B Prjt No 3 71/4% 7/1/2015                          AAA        1,460M         1,602,350
            Washington St Pub Pwr Supply Ser C Prjt No 1 8% 7/1/2017                             AAA          475M           537,938
            Washington St Pub Pwr Supply Sys Nuclear Prjt No 2 Ser A 71/2% 7/1/2004              AAA        1,575M         1,760,063
            Total                                                                                                         12,009,364
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
General Obligation
State 1.66%
            Washington St Ser B 51/2% 5/1/2018                                                    AA        1,205M         1,182,406
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------
General     Mount Vernon WA AMBAC+ 6.85% 12/1/2014                                               AAA        1,285M         1,413,500
Obligation  Whatcom Co WA 53/4% 12/1/2012                                                          A          115M           115,000
Local       Total                                                                                                          1,528,500
2.14%                                                                                                                      ---------

------------------------------------------------------------------------------------------------------------------------------------

Education
 .38%
            Washington St Higher Ed Facs Auth Rev CNLA+ 7% 10/1/2015                             AAA          250M           274,375
                                                                                                                             -------
------------------------------------------------------------------------------------------------------------------------------------
Health and  Washington St Health Care Facs Auth Rev/Yakima Valley Mem Hosp
Hospital    CNLA+ 51/4% 12/1/2020                                                                AAA          500M           456,250
 .64%                                                                                                                         -------

------------------------------------------------------------------------------------------------------------------------------------
Housing     Skagit Co WA Hsg Auth Low Income Hsg Assistance Coll GNMA+ 7% 6/20/2035              AAA          750M           796,875
4.50%       Washington St Hsg Fin Comm Sing Fam Mtge Rev
            GNMA+ AMT+++ 6.65% 7/1/2016                                                          AAA          755M           765,381
            Washington St Hsg Fin Comm Sing Fam Mtge Rev
            GNMA+ AMT+++ 7.05% 7/1/2022                                                          AAA        1,560M         1,645,800
            Total                                                                                                          3,208,056
                                                                                                                           ---------
------------------------------------------------------------------------------------------------------------------------------------

Industrial Revenue
Bonds .66%  Puerto Rico Tel Auth Rev RIBS MBIA+ 7.065% 1/16/2015++                               AAA          500M           468,750
                                                                                                                             -------
------------------------------------------------------------------------------------------------------------------------------------

Miscellaneous
2.96%       Pike Place Mkt Preservation Ser A 6.60% 12/1/2021                                     AA        2,000M         2,107,500
                                                                                                                           ---------

------------------------------------------------------------------------------------------------------------------------------------
Power       Chelan Co WA Pub Util Dist Ser A MBIA+ AMT+++ 6.40% 7/1/2017                         AAA        2,000M         2,000,000
44.04%      Douglas Co WA Pub Util Dist No 1 Wells Hydroelec Ser A 83/4% 9/1/2018                  A          350M           438,375
            Douglas Co WA Pub Util Dist No 1 Wells Hydroelec Ser B AMBAC+ 83/4% 9/1/2006         AAA        5,860M         6,980,725



STATEMENT OF NET ASSETS September 30, 1996


WASHINGTON SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
            Grant Co WA Pub Util Dist No 2 Wanapum Hydroelec Ser A 63/8% 1/1/2023                  A        $ 630M      $    646,538
            Lewis Co WA Pub Util Dist No 1 Cowlitz Falls Hydroelec 51/2% 10/1/2022                AA        1,400M         1,342,250
            Mason Co WA Pub Util Dist No 3 6.35% 1/1/2013                                          A        1,040M         1,073,800
            Puerto Rico Elec Pwr Auth LINK FSA+ 5.929% 7/1/2023                                  AAA        1,000M         1,010,000
            Puerto Rico Elec Pwr Auth RIBS FSA+ 8.348% 7/1/2023++                                AAA        3,000M         3,041,250
            Tacoma WA Elec Sys Rev LINK AMBAC+ 6.514% 1/2/2015                                   AAA        4,400M         4,636,500
            Tacoma WA Elec Sys Rev RIBS AMBAC+ 9.092% 1/2/2015++                                 AAA        2,300M         2,550,125
            Washington St Pub Pwr Supply Sys Nuclear Prjt No 2 Rev Reg
            FSA+ 5.40% 7/1/2012                                                                  AAA        8,000M         7,680,000
            Total                                                                                                         31,399,563
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
Solid Waste Pierce Co WA Economic Dev Corp Rev Solid Waste-Occidental
1.29%       AMT+++ 5.80% 9/1/2029                                                                BBB        1,000M           922,500
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------

Transportation
11.67%      Port Kalama WA Rev Ser B 55/8% 12/1/2015                                             Baa        1,000M           945,000
            Port Seattle WA Rev Ser B AMT+++ 7.60% 12/1/2009                                      AA          750M           836,250
            Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                                      AA          250M           262,812
            Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser C 5% 7/1/2036                    A        1,750M         1,529,062
            Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y 51/2% 7/1/2036                 A        5,000M         4,750,000
            Total                                                                                                          8,323,124
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
Water and Sewer
13.76%      Pasco WA Wtr & Sewer Rev MBIA+ 6.40% 6/1/2014                                        AAA          865M           921,225
            Renton WA Wtr & Sewer Rev 6.55% 11/1/2013                                              A        1,000M         1,058,750
            Seattle WA Muni Metro Ser U FGIC+ 6.60% 1/1/2032                                     AAA        3,250M         3,481,563
            Seattle WA Wtr Sys Rev 51/4% 12/1/2023                                                AA        2,990M         2,769,487
            Tukwila WA Wtr & Sewer Rev MBIA+ 65/8% 2/1/2015                                      AAA        1,370M         1,578,925
            Total                                                                                                          9,809,950
------------------------------------------------------------------------------------------------------------------------------------
            Total Municipal Bonds 100.55% (Cost $68,712,612)                                                              71,690,338
                                                                                                                         -----------
====================================================================================================================================
OTHER ASSETS, LESS LIABILITIES (0.55)%
====================================================================================================================================
Short-Term Securities
            Texas St Tax & Rev Anticipation Notes 43/4% 8/29/1997 (Cost $100,723)                             100M           100,835
                                                                                                                             -------
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                   (495,844)
                                                                                                                         -----------
====================================================================================================================================
            Total Other Assets, Less Liabilities                                                                           (395,009)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
100.00%                                                                                                                  $71,295,329
------------------------------------------------------------------------------------------------------------------------------------
            Net asset value ($71,295,329 / 14,371,089 shares outstanding)                                                      $4.96

            *   Ratings have not been audited by Deloitte & Touche LLP.
            +   Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
            ++  The interest rate is subject to change  periodically and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at September 30, 1996. See page 1 for additional information.
            +++ Income from these securities may be subject to the Alternative Minimum Tax.
                See Notes to Financial Statements.



STATEMENT OF NET ASSETS September 30, 1996


MINNESOTA SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Prerefunded Brainerd MN Health Care Facs/Benedictine Health/St Joseph Prjt 83/8% 2/15/2020       AAA         $775M      $    879,625
28.14%      Breckenridge MN Hosp Facs/Franciscan Sisters Health Care Ser B
            93/8% 9/1/2017                                                                       AAA          350M           374,217
            Minneapolis MN Hosp Rev MN Childrens Med Ctr Prjt Ser C 7.30% 12/1/2006              AAA          200M           225,750
            Minneapolis MN Hosp Rev MN Childrens Med Ctr Prjt Ser C 7% 12/1/2020                 AAA          200M           223,250
            Puerto Rico Commonwealth G.O. 7.70% 7/1/2020                                         AAA          200M           226,000


STATEMENT OF NET ASSETS September 30, 1996


MINNESOTA SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================

            St Louis Park MN Health Care Facs Rev 91/4% 1/1/2020                                 AAA         $100M      $    115,625
            Western MN Muni Pwr Agy MN 1977 Ser A 63/8% 1/1/2015                                 AAA          210M           220,238
            Total                                                                                                          2,264,705
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
General Obligation
State 3.20%
            Minnesota St 51/4% 8/1/2014                                                           AA          265M           257,712
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
General     Burnsville MN Indpt Sch Dist No 191 Ser A 51/8% 2/1/2017                              AA          250M           234,688
Obligation  Frazee MN Indpt Sch Dist Ser A 5% 2/1/2016 FSA+                                      Aaa          250M           230,313
Local       Lakeville MN Indpt Sch Dist No 194 MBIA+ 51/8% 2/1/2013                              AAA          250M           237,812
20.46%      Minneapolis MN 51/8% 10/1/2020                                                       Aaa          500M           466,250
            Minneapolis MN Spcl Sch Dist No 1 FGIC+ 53/8% 2/1/2014                               AAA          250M           245,625
            North St Paul Maplewood MN Indpt Sch Dist No 622 Ser A 51/8% 2/1/2025                 Aa          250M           231,562
            Total                                                                                                          1,646,250
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Education   Minnesota St Higher Ed Facs Auth Rev/MacAlester Coll Ser 4-C
4.21%       5.55% 3/1/2016                                                                        Aa          100M            96,750
            Minnesota St Higher Ed Facs Auth Rev/Univ St Thomas Ser 4-A1 55/8% 10/1/2016           A          250M           241,875
            Total                                                                                                            338,625
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Health and  Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
 Hospital   63/4% 8/15/2014                                                                      AAA          245M           262,763
24.79%      Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys 6.90% 12/1/2022              A          300M           324,750
            Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys Ser A
            AMBAC+ 5% 11/15/2013                                                                 AAA          255M           235,875
            Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys Ser A
            5.70% 8/15/2016                                                                      AAA          150M           150,000
            Rochester MN Health Care Ser H RIBS 8.067% 11/15/2015++                               AA          550M           565,125
            St Cloud MN Hosp Facs Rev Ref St Cloud Ser B AMBAC+ 5% 7/1/2020                      AAA          250M           226,875
            St Louis Park MN Health Care AMBAC+ 5.20% 7/1/2023                                   AAA          250M           229,687
            Total                                                                                                          1,995,075
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Housing     Dakota Co MN Hsg Dev AMBAC+ 51/8% 1/1/2017                                           AAA          250M           240,937
14.78%      Minnesota St Hsg Fin Agy Sing Fam Mtge Ser B-1 AMT+++ 63/4% 1/1/2026                  AA           95M            97,730
            Minnesota St Hsg Fin Agy Sing Fam Mtge Ser D AMT+++ 6.40% 7/1/2015                    AA          250M           253,750
            Minnesota St Hsg Fin Agy Sing Fam Mtge Ser E 5.90% 7/1/2025                           AA          250M           245,000
            Minnesota St Hsg Fin Agy Sing Fam Mtge Ser G AMT+++ 61/4% 7/1/2026                    AA          250M           250,313
            St Louis Park MN Multi-Fam Hsg 6.15% 12/1/2016                                        Aa          100M           101,625
            Total                                                                                                          1,189,355
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Water and   Marshall MN Elec & Wtr Util 6.45% 7/1/2011                                           AAA          150M           158,250
Sewer       Minnesota Pub Facs Auth Wtr Poll Ctrl Rev Ser A 61/4% 3/1/2016                       AAA          100M           105,376
3.28%       Total                                                                                                            263,626
            ------------------------------------------------------------------------------------------------------------------------
            Total Municipal Bonds 98.86% (Cost $8,024,862)                                                                 7,955,348
                                                                                                                        ------------
====================================================================================================================================
OTHER ASSETS, LESS LIABILITIES 1.14%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                      91,541
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
100.00%                                                                                                                  $ 8,046,889
------------------------------------------------------------------------------------------------------------------------------------

                Net asset value ($8,046,889 / 1,643,047 shares outstanding)                                                    $4.90

            *   Ratings have not been audited by Deloitte & Touche LLP.
            +   Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
            ++  The interest rate is subject to change  periodically and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at September 30, 1996. See page 1 for additional information.
            +++ Income from these securities may be subject to the Alternative Minimum Tax.
                See Notes to Financial Statements.


STATEMENT OF NET ASSETS September 30, 1996


CALIFORNIA SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================
Prerefunded California Health Fac Auth Rev/Robert F Kennedy Med Ctr
24.99%      CA MTGE+ 73/4% 3/1/2014                                                              AAA      $ 1,000M      $  1,070,000
            California St Dept Wtr Rev Ser H 6.90% 12/1/2025                                     AAA        1,000M         1,096,250
            Concord CA Redev Agy 3rd Ser MBIA+ 8% 7/1/2018                                       AAA        1,715M         1,860,775
            East Bay CA Muni Util Dist Wtr Sys Rev AMBAC+ 61/2% 6/1/2017                         AAA       10,435M        11,739,375
            Local Govt Fin/Anaheim Redev 8.20% 9/1/2015                                          AAA        1,500M         1,638,750
            Los Angeles CA Civic Ctr Ctfs 8% 6/1/2010                                            AAA        3,000M         3,240,000
            Los Angeles CA Convention Ctfs Ser A 73/8% 8/15/2018                                 AAA        9,900M        10,852,875
            Northern CA Transmission Rev Ser A MBIA+ 7% 5/1/2024                                 AAA        7,000M         7,682,500
            Puerto Rico Commonwealth G.O. 7.70% 7/1/2020                                         AAA        2,000M         2,260,000
            Puerto Rico Commonwealth Hwy Auth Rev Ser Q 73/4% 7/1/2016                           AAA        2,250M         2,545,313
            Puerto Rico Commonwealth Hwy Auth Rev Ser Q 8% 7/1/2018                              AAA        3,500M         3,981,250
            Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                                      AAA        7,800M         8,745,750
            Sacramento CA Muni Util Dist Elec Rev Ser V 77/8% 8/15/2016                          AAA        6,880M         7,482,000
            Santa Clara CA Redev FGIC+ 73/4% 6/1/2014                                            AAA        2,000M         2,157,500
            Vallejo CA Rev Wtr Imp Ser B FGIC+ 61/2% 11/1/2014                                   AAA        6,565M         7,328,181
            Total                                                                                                         73,680,519
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------
General     Palo Alto CA Unified Sch Dist Ser B 53/8% 8/1/2018                                    AA        2,345M         2,280,512
Obligation  Palo Alto CA Unified Sch Dist Ser B 53/8% 8/1/2021                                    AA        3,000M         2,895,000
Local       Total                                                                                                          5,175,512
1.76%                                                                                                                    -----------
------------------------------------------------------------------------------------------------------------------------------------
Education   California Ed Fac Auth Rev/Loyola Marymount Univ Ser B 6.60% 10/1/2022                 A        1,900M         2,033,000
11.09%      California Ed Fac Auth Rev/Univ of San Francisco MBIA+ 6% 10/1/2016                  AAA        1,500M         1,543,125
            California Ed Fac Auth Rev/Univ of San Francisco MBIA+ 6% 10/1/2026                  AAA        6,000M         6,120,000
            California St Univ Rev FGIC+ 5.90% 11/1/2021                                         AAA       11,700M        11,831,625
            University CA Rev AMBAC+ 6% 7/1/2026                                                 AAA       11,000M        11,178,750
            Total                                                                                                         32,706,500
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Health and  California Health Fac Auth Rev/Catholic Ser A MBIA+ 6% 7/1/2025                      AAA        1,190M         1,206,362
Hospital    California Health Fac Auth Rev/Cedarknoll Ser B CA MTGE+ 71/2% 8/1/2020                A        1,000M         1,078,750
1.81%       California Health Fac Auth Rev/San Diego Hosp Assn MBIA+ 6.95% 10/1/2021             AAA        2,750M         3,038,750
            Total                                                                                                          5,323,862
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Housing     California Hsg Fin Agy Rev Home Mtge Ser A 73/8% 8/1/2017                             Aa        8,000M         8,480,000
5.17%       California St Hsg Fin Agy Home Mtge Rev Ser L MBIA+ AMT+++ 6.40% 8/1/2027            AAA        6,625M         6,749,219
            San Diego CA Sing Fam Mtge Rev Ser A 9.20% 7/15/2016                                  Aa            5M             5,138
            Total                                                                                                         15,234,357
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous
2.78%       Concord CA Redev Agy 3rd Ser MBIA+ 8% 7/1/2018                                       AAA           35M            37,713
            Los Angeles Co CA Met Trans Auth Sales Tax 2nd Tier Ser A MBIA+ 53/4% 7/1/2018       AAA        1,330M         1,334,988
            Los Angeles Co CA Trans Comm Sales Tax Rev MBIA+ 7% 7/1/2019                         AAA        4,960M         5,412,600
            Santa Clara CA Ctfs 7.80% 11/1/2013                                                    A        1,295M         1,421,262
            Total                                                                                                          8,206,563
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Pollution   California Poll Ctrl Rev/Pacific Gas & Elec MBIA+ AMT+++ 83/4% 1/1/2007              AAA          650M           695,500
Control     California Poll Ctrl Rev/So CA Edison AMBAC+ AMT+++ 6.40% 12/1/2024                  AAA       10,000M        10,512,500
Revenue     Total                                                                                                         11,208,000
3.80%                                                                                                                     ----------

------------------------------------------------------------------------------------------------------------------------------------
Power       Northern CA Transmission Rev RIBS MBIA+ 6.82% 4/29/2024++                            AAA        8,500M         7,703,125
10.80%      Northern CA Transmission Rev Ser A MBIA+ 61/2% 5/1/2016                              AAA        2,000M         2,157,500
            Palo Alto CA Util Rev Ser A 61/4% 6/1/2020                                            AA        2,860M         3,003,000
            Redding CA Jt Pwrs Fin Auth Elec Sys Rev Ser A MBIA+ 51/4% 6/1/2015                  AAA        2,670M         2,549,850
            Sacramento CA Muni Util Dist Elec Rev RIBS FGIC+ 8.818% 8/15/2018++                  AAA        6,000M         6,570,000
            Sacramento CA Muni Util Dist Elec Rev Ser B MBIA+ 63/8% 8/15/2022                    AAA        3,700M         3,889,625
            Santa Clara CA Elec Rev Ser A MBIA+ 61/4% 7/1/2019                                   AAA        1,890M         1,967,962
            Santa Clara CA Elec Rev Ser A MBIA+ 53/4% 7/1/2024                                   AAA        4,000M         4,005,000
            Total                                                                                                         31,846,062
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF NET ASSETS September 30, 1996


CALIFORNIA SERIES
                                                                                         Rating*: S&P    Principal
            Security                                                                       or Moody's       Amount      Market Value
====================================================================================================================================

Solid Waste California Poll Ctrl Fin Auth Solid Waste Rev/Browning Ferris
 .93%        AMT+++ 63/4% 9/1/2019                                                                  A       $2,600M      $  2,749,500
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Transportation
16.14%      Los Angeles CA Dept Arpts Rev Ontario Intl Arpt Ser A
            FGIC+ AMT+++ 6% 5/15/2026                                                            AAA       12,750M        12,909,375
            Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y 51/2% 7/1/2026                 A       10,035M         9,583,425
            Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y 51/2% 7/1/2036                 A        2,000M         1,900,000
            Sacramento Co CA Arpt Sys Ser B MBIA+ 53/4% 7/1/2026                                 AAA        1,935M         1,932,580
            San Francisco CA Bay Area Rapid Trans Dist Sales Tax Rev FGIC+ 6.60% 7/1/2012        AAA        1,540M         1,663,200
            San Francisco CA City & Co Arpt Comm Intl Arpt Rev 2nd Ser
            AMBAC+ AMT+++ 61/2% 5/1/2018                                                         AAA        4,500M         4,809,375
            San Francisco CA City & Co Arpt Comm Intl Arpt Rev 2nd Ser
            MBIA+ 63/4% 5/1/2020                                                                 AAA        5,000M         5,493,750
            San Francisco CA City & Co Arpt Comm Intl Arpt Rev 2nd Ser
            MBIA+ AMT+++ 5.70% 5/1/2026                                                          AAA        5,500M         5,390,000
            San Francisco CA City & Co Arpt Comm Intl Arpt Rev 2nd Ser Issue 10 A
            MBIA+ AMT+++ 55/8% 5/1/2021                                                          AAA        4,000M         3,905,000
            Total                                                                                                         47,586,705
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Water and   Big Bear Lake CA Wtr Rev Ref MBIA+ 6% 4/1/2022                                       AAA        1,500M         1,578,750
Sewer       California St Dept Wtr Res Cent Valley Prjt Rev Wtr Sys Ser P 6.10% 12/1/2029         AA        5,000M         5,143,750
18.92%      Central Coast Wtr Auth CA Rev St Wtr Prjt Regl Facs AMBAC+ 6.60% 10/1/2022           AAA        3,250M         3,538,438
            East Bay CA Muni Util Dist Wastewtr Treatment Sys Rev
            RIBS AMBAC+ 7.07% 6/1/2020++                                                         AAA        1,750M         1,642,813
            Fairfield CA Wtr Rev AMBAC+ 51/4% 4/1/2014                                           AAA        2,270M         2,190,550
            Fresno CA Sewer Rev Ser A MBIA+ 5% 9/1/2015                                          AAA        7,000M         6,510,000
            Los Angeles CA Wastewtr Rev Ser C 7.10% 6/1/2018                                       A        5,980M         6,473,350
            Metropolitan Wtr Dist So CA Wtrwks Rev RIBS 7.661% 8/5/2022++                         AA        7,300M         7,427,750
            San Buenaventura CA Sewer Rev FGIC+ 51/2% 3/1/2015                                   AAA        2,255M         2,226,813
            San Francisco CA City & Co Pub Util Wtr Rev Ser A 61/2% 11/1/2017                     AA       10,750M        11,462,188
            Santa Rosa CA Wastewtr Rev Ser A FGIC+ 5.15% 9/1/2017                                AAA        2,655M         2,505,656
            Vallejo CA Rev Ref Wtr Imp Prjt Ser A FSA+ 57/8% 5/1/2026                            AAA        5,000M         5,068,750
            Total                                                                                                         55,768,808
                                                                                                                        ------------
            ------------------------------------------------------------------------------------------------------------------------
            Total Municipal Bonds 98.19% (Cost $280,181,045)                                                             289,486,388
====================================================================================================================================
OTHER ASSETS, LESS LIABILITIES 1.81%
====================================================================================================================================
Short-Term
 Securities California St Ser A 41/2% 6/30/1997 (Cost $1,004,861)                                MIG 1      1,000M         1,005,140
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                   4,345,952
------------------------------------------------------------------------------------------------------------------------------------
            Total Other Assets, Less Liabilities                                                                           5,351,092
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
100.00%                                                                                                                 $294,837,480
------------------------------------------------------------------------------------------------------------------------------------

            Class A Shares-Net asset value ($278,233,578 / 26,669,073 shares outstanding)                                     $10.43

            Class C Shares-Net asset value ($16,603,902 / 1,591,476 shares outstanding)                                       $10.43

            *   Ratings have not been audited by Deloitte & Touche LLP.
            +   Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
            ++  The interest rate is subject to change  periodically and inversely to the prevailing  market rate. The interest rate shown is the rate in effect at September 30, 1996. See page 1 for additional information.
            +++ Income from these securities may be subject to the Alternative Minimum Tax.
                See Notes to Financial Statements.*

Statements of Operations

                                                                                             Year Ended 9/30/96
                                   ----------------------------------------------------------------------------
Investment Income                    National Series     New York Series      Texas Series    New Jersey Series
===============================================================================================================
Income
---------------------------------------------------------------------------------------------------------------
Interest                              $    41,367,874    $    20,666,382    $     6,154,367    $    11,588,665
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Expenses
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Management fee                              3,318,985          1,632,539            492,682            964,350
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Management fee waived                            --                 --             (172,582)          (148,339)
-----------------------------------   ---------------    ---------------    ---------------    ---------------
12b-1 distribution plan                     1,569,042            738,238            229,710            443,529
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Shareholder servicing                         441,387            170,925             66,000            135,300
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Registration                                   98,229              6,750             17,000              6,043
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Reports to shareholders                        69,015             19,800              7,500             20,702
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Audit and tax                                  89,009             39,000             12,300             28,418
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Legal                                          28,123             11,675              3,600             10,500
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Directors' fees                                15,214              4,500                600              5,400
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Organization                                     --                 --                 --                  912
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Other                                         127,436             31,500             19,651             27,057
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Total expenses                              5,756,440          2,654,927            676,461          1,493,872
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Net investment income                      35,611,434         18,011,455          5,477,906         10,094,793
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Realized and Unrealized Gain (Loss)
on Investments
==============================================================================================================
Realized gain from securities
transactions
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Proceeds from sales                     1,642,555,265        223,521,830        160,723,375        328,949,121
                                      ---------------    ---------------    ---------------    ---------------
Cost of securities sold                 1,636,481,572        219,899,124        159,991,161        326,664,647
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Net realized gain                           6,073,693          3,622,706            732,214          2,284,474
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Net unrealized depreciation                  (906,258)        (5,732,944)          (334,915)          (934,233)
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Net realized and unrealized gain
(loss) on investments                       5,167,435         (2,110,238)           397,299          1,350,241
-----------------------------------   ---------------    ---------------    ---------------    ---------------
Net Increase in Net Assets
Resulting from Operations             $    40,778,869    $    15,901,217    $     5,875,205    $    11,445,034
==============================================================================================================
See Notes to Financial Statements.

                                                      Year Ended 9/30/96
------------------------------------------------------------------------
Investment Income                   Connecticut Series   Missouri Series
========================================================================

------------------------------------------------------------------------
Interest                              $     7,121,529    $     8,037,768
-----------------------------------   ---------------    ---------------
Expenses
-----------------------------------   ---------------    ---------------
Management fee                                589,230            667,705
-----------------------------------   ---------------    ---------------
Management fee waived                        (500,557)          (201,043)
-----------------------------------   ---------------    ---------------
12b-1 distribution plan                       241,040            356,557
-----------------------------------   ---------------    ---------------
Shareholder servicing                          55,000            102,970
-----------------------------------   ---------------    ---------------
Registration                                    3,250             16,800
-----------------------------------   ---------------    ---------------
Reports to shareholders                         6,000             15,250
-----------------------------------   ---------------    ---------------
Audit and tax                                  20,500             25,950
-----------------------------------   ---------------    ---------------
Legal                                           1,800             11,500
-----------------------------------   ---------------    ---------------
Directors' fees                                 3,000              3,600
-----------------------------------   ---------------    ---------------
Organization                                    1,584              1,128
-----------------------------------   ---------------    ---------------
Other                                          21,475             38,489
-----------------------------------   ---------------    ---------------
Total expenses                                442,322          1,038,906
-----------------------------------   ---------------    ---------------
Net investment income                       6,679,207          6,998,862
-----------------------------------   ---------------    ---------------
Realized and Unrealized Gain (Loss)
on Investments
========================================================================
Realized gain from securities
transactions
-----------------------------------   ---------------    ---------------
Proceeds from sales                        74,369,510        148,039,147
                                      ---------------    ---------------
Cost of securities sold                    74,136,422        147,054,354
-----------------------------------   ---------------    ---------------
Net realized gain                             233,088            984,793
-----------------------------------   ---------------    ---------------
Net unrealized depreciation                  (458,922)          (627,703)
-----------------------------------   ---------------    ---------------
Net realized and unrealized gain
(loss) on investments                        (225,834)           357,090
-----------------------------------   ---------------    ---------------
Net Increase in Net Assets
Resulting from Operations             $     6,453,373    $     7,355,952
========================================================================



Statements of Operations

                                                                                                     One Month               Year
                                                                                                         Ended              Ended
                                                                         Year Ended 9/30/96            9/30/96            8/31/96
                                       ----------------------------------------------------  -----------------  -----------------
Investment Income                      Hawaii Series    Washington Series  Minnesota Series  California Series  California Series
=================================================================================================================================
Income
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Interest                              $     5,184,230    $     4,482,184    $       402,293    $     1,493,033   $    18,136,876
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Expenses
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Management fee                                430,864            369,624             34,041            123,314         1,459,596
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Management fee waived                        (258,022)           (55,661)           (34,041)              --            (322,490)
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
12b-1 distribution plan                       210,085               --                 --               72,713           756,279
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Shareholder servicing                          48,000             66,000              9,000             11,100           123,700
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Registration                                    2,000              4,500              1,500              1,700            28,900
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Reports to shareholders                         6,000             13,250              1,000              3,000            34,000
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Audit and tax                                  17,700             17,550              7,500              2,250            35,000
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Legal                                           9,500              5,400                550              4,100            55,700
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Directors' fees                                 2,940              1,800                200              1,550            18,100
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Organization                                      900              5,724              1,380               --                --
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Other                                          22,516             17,496              6,715              3,229            38,144
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Expenses assumed by Lord Abbett                  --                 --              (27,845)              --                --
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Total expenses                                492,483            445,683               --              222,956         2,226,929
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Net investment income                       4,691,747          4,036,501            402,293          1,270,077        15,909,947
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investments
================================================================================================================================
Realized gain (loss) from
securities transactions
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Proceeds from sales                        51,687,357         81,968,253          2,810,507         13,732,043       457,763,094
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Cost of securities sold                    51,066,936         81,568,141          2,840,106         13,579,612       456,212,518
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Net realized gain (loss)                      620,421            400,112            (29,599)           152,431         1,550,576
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Net unrealized appreciation
(depreciation)                               (498,915)           356,916           (110,355)         3,003,787        (3,799,733)
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Net realized and unrealized gain
(loss) on investments                         121,506            757,028           (139,954)         3,156,218        (2,249,157)
-----------------------------------   ---------------    ---------------    ---------------    ---------------   ---------------
Net Increase in Net Assets
Resulting from Operations             $     4,813,253    $     4,793,529    $       262,339    $     4,426,295   $    13,660,790
================================================================================================================================
See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                               Year Ended September 30, 1996
                                                               ---------------------------------------------
                                                                   National         New York           Texas
Increase (Decrease) in Net Assets                                    Series           Series          Series
=============================================================  ==============================================
Operations
-------------------------------------------------------------  -------------    -------------   ------------
Net investment income                                          $ 35,611,434     $ 18,011,455    $  5,477,906
-------------------------------------------------------------  -------------    -------------   ------------
Net realized gain (loss) from securities transactions             6,073,693        3,622,706         732,214
-------------------------------------------------------------  -------------    -------------   ------------
Net unrealized appreciation (depreciation) of investments          (906,258)      (5,732,944)       (334,915)
-------------------------------------------------------------  -------------    -------------   ------------
Net increase in net assets resulting from operations             40,778,869       15,901,217       5,875,205
-------------------------------------------------------------  -------------    -------------   ------------
Distributions to shareholders from
-------------------------------------------------------------  -------------    -------------   ------------
Net investment income                                           (35,301,437)     (17,627,218)     (5,330,896)
-------------------------------------------------------------  -------------    -------------   ------------
Capital share transactions
-------------------------------------------------------------  -------------    -------------   ------------
Net proceeds from sales of shares                                39,972,459       20,811,142       4,835,000
-------------------------------------------------------------  -------------    -------------   ------------
Net asset value of shares issued to shareholders in
reinvestment of net investment income                            19,064,733       10,329,658       2,685,685
-------------------------------------------------------------  -------------    -------------   ------------
Net asset value of shares issued in exchange
for assets acquired in tax-free acquisition                      44,391,757        7,525,059               -
-------------------------------------------------------------  -------------    -------------   ------------
Total                                                           103,428,949       38,665,859       7,520,685
-------------------------------------------------------------  -------------    -------------   ------------
Cost of shares reacquired                                       (87,262,001)     (49,004,761)    (13,954,966)
-------------------------------------------------------------  -------------    -------------   ------------
Increase (decrease) in net assets derived from
capital share transactions                                       16,166,948      (10,338,902)     (6,434,281)
-------------------------------------------------------------  -------------    -------------   ------------
Increase (decrease) in net assets                                21,644,380      (12,064,903)     (5,889,972)
-------------------------------------------------------------  -------------    -------------   ------------
Net Assets
=============================================================  =============    =============   ============
Beginning of year                                               650,699,475      331,617,649     100,304,466
-------------------------------------------------------------  -------------    -------------   ------------
End of year+                                                   $672,343,855     $319,552,746    $ 94,414,494
============================================================================================================


+Includes (overdistributed) undistributed net investment income of $(1,595,018), $(695,319) and $50,088, respectively, at September 30, 1996 and (overdistributed) net investment income of $(1,881,464), $(1,068,896) and $(96,922), respectively, at September 30, 1995. See Notes to Financial Statements.

Statement of Changes in Net Assets (Continued)

                                                                              Year Ended September 30, 1995
                                                             ----------------------------------------------
                                                                 National         New York            Texas
Increase (Decrease) in Net Assets                                  Series           Series           Series
==========================================================   ==============================================
Operations
----------------------------------------------------------   ------------     ------------      -----------
Net investment income                                        $ 38,131,494     $ 19,222,187      $ 5,907,664
----------------------------------------------------------   ------------     ------------      -----------
Net realized gain (loss) from securities transactions          (4,496,594)      (6,847,163)         173,610
----------------------------------------------------------   ------------     ------------      -----------
Net unrealized appreciation (depreciation) of investments      26,432,040       15,971,156        4,297,137
----------------------------------------------------------   ------------     ------------      -----------
Net increase in net assets resulting from operations           60,066,940       28,346,180       10,378,411
----------------------------------------------------------   ------------     ------------      -----------
Distributions to shareholders from
----------------------------------------------------------   ------------     ------------      -----------
Net investment income                                         (38,145,154)     (19,378,819)      (5,809,683)
----------------------------------------------------------   ------------     ------------      -----------
Capital share transactions
----------------------------------------------------------   ------------     ------------      -----------
Net proceeds from sales of shares                              70,991,645       34,159,185        7,991,552
----------------------------------------------------------   ------------     ------------      -----------
Net asset value of shares issued to shareholders in
reinvestment of net investment income                          20,425,516       11,332,845        2,885,936
----------------------------------------------------------   ------------     ------------      -----------
Net asset value of shares issued in exchange
for assets acquired in tax-free acquisition                          --               --               --
----------------------------------------------------------   ------------     ------------      -----------
Total                                                          91,417,161       45,492,030       10,877,488
----------------------------------------------------------   ------------     ------------      -----------
Cost of shares reacquired                                    (125,019,799)     (61,380,990)     (18,977,324)
----------------------------------------------------------   ------------     ------------      -----------
Increase (decrease) in net assets derived from
capital share transactions                                    (33,602,638)     (15,888,960)      (8,099,836)
----------------------------------------------------------   ------------     ------------      -----------
Increase (decrease) in net assets                             (11,680,852)      (6,921,599)      (3,531,108)
----------------------------------------------------------   ------------     ------------      -----------
Net Assets
==========================================================   ============     ============      ===========
Beginning of year                                             662,380,327      338,539,248      103,835,574
----------------------------------------------------------   ------------     ------------      -----------
End of year+                                                 $650,699,475     $331,617,649     $100,304,466
==========================================================   ==============================================



Statements of Changes in Net Assets


                                                                                              Year Ended September 30, 1996
                                                          -----------------------------------------------------------------
                                                             New Jersey      Connecticut         Missouri           Hawaii
Increase (Decrease) in Net Assets                                Series           Series           Series           Series
---------------------------------------------------------------------------------------------------------------------------
Operations
========================================================= ================ ================ ================ =============
Net investment income                                     $  10,094,793    $   6,679,207    $   6,998,862    $   4,691,747
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Net realized gain (loss) from securities transactions         2,284,474          233,088          984,793          620,421
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Net unrealized appreciation (depreciation) of investments      (934,233)        (458,922)        (627,703)        (498,915)
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Net increase in net assets resulting from operations         11,445,034        6,453,373        7,355,952        4,813,253
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Distributions to shareholders from
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Net investment income                                       (10,130,335)      (6,419,221)      (7,226,857)      (4,609,365)
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Net realized gain from securities transactions                     --               --               --               --
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Total distributions                                         (10,130,335)      (6,419,221)      (7,226,857)      (4,609,365)
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Capital share transactions
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Net proceeds from sales of shares                            20,596,239       19,396,365       11,241,199       10,477,052
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Net asset value of shares issued to shareholders in
reinvestment of net investment income and realized
gain from securities transactions                             5,684,017        3,443,037        4,116,755        2,125,689
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Total                                                        26,280,256       22,839,402       15,357,954       12,602,741
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Cost of shares reacquired                                   (32,754,740)     (13,424,762)     (13,166,042)     (13,567,467)
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Increase (decrease) in net assets derived from
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
capital share transactions                                   (6,474,484)       9,414,640        2,191,912         (964,726)
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Increase (decrease) in net assets                            (5,159,785)       9,448,792        2,321,007        3,226,379
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
Net Assets
========================================================= ================ ================ ================ ==============
Beginning of period                                         191,562,087      113,436,196      131,822,947       86,105,113
--------------------------------------------------------- ---------------- ---------------- ---------------- --------------
End of period+                                            $ 186,402,302    $ 122,884,988    $ 134,143,954    $  85,344,275
========================================================= ================ ================ ================ ==============


+Includes (overdistributed) undistributed net investment income of $(252,377), $(8,545), $(553,382), $(221,857), $(184,414), $14,652 and $(982,007),
 respectively, at September 30, 1996. See Notes to Financial Statements.


Statements of changes in Net Assets (Continued)



                                                                                                        One
                                                                                                Month Ended
                                                             Year Ended September 30, 1996          9/30/96
                                                           -------------------------------    -------------
                                                               Washington        Minnesota       California
Increase (Decrease) in Net Assets                                  Series           Series           Series
---------------------------------------------------------- ----------------- ---------------- --------------
Operations
========================================================== ================= ================ =============
Net investment income                                       $   4,036,501    $     402,293    $   1,270,077
---------------------------------------------------------- ----------------- ---------------- --------------
Net realized gain (loss) from securities transactions             400,112          (29,599)         152,431
---------------------------------------------------------- ----------------- ---------------- --------------
Net unrealized appreciation (depreciation) of investments         356,916         (110,355)       3,003,787
---------------------------------------------------------- ----------------- ---------------- --------------
Net increase in net assets resulting from operations            4,793,529          262,339        4,426,295
---------------------------------------------------------- ----------------- ---------------- --------------
Distributions to shareholders from
---------------------------------------------------------- ----------------- ---------------- --------------
Net investment income                                          (4,111,145)        (388,612)      (1,331,764)
---------------------------------------------------------- ----------------- ---------------- --------------
Net realized gain from securities transactions                       --            (44,188)            --
---------------------------------------------------------- ----------------- ---------------- --------------
Total distributions                                            (4,111,145)        (432,800)      (1,331,764)
---------------------------------------------------------- ----------------- ---------------- --------------
Capital share transactions
---------------------------------------------------------- ----------------- ---------------- --------------
Net proceeds from sales of shares                               4,280,899        4,297,692        2,814,821
---------------------------------------------------------- ----------------- ---------------- --------------
Net asset value of shares issued to shareholders in
reinvestment of net investment income and realized
gain from securities transactions                               2,420,812          284,450          575,513
---------------------------------------------------------- ----------------- ---------------- --------------
Total                                                           6,701,711        4,582,142        3,390,334
---------------------------------------------------------- ----------------- ---------------- --------------
Cost of shares reacquired                                     (10,448,073)        (679,941)      (3,258,486)
---------------------------------------------------------- ----------------- ---------------- --------------
Increase (decrease) in net assets derived from
---------------------------------------------------------- ----------------- ---------------- --------------
capital share transactions                                     (3,746,362)       3,902,201          131,848
---------------------------------------------------------- ----------------- ---------------- --------------
Increase (decrease) in net assets                                (760,838)      (3,063,978)       3,731,740
---------------------------------------------------------- ----------------- ---------------- --------------
Net Assets
========================================================== ================= ================ =============
Beginning of period                                            74,359,307        4,315,149      291,611,101
---------------------------------------------------------- ----------------- ---------------- --------------
End of period+                                              $  71,295,329    $   8,046,889    $ 294,837,480
===========================================================================================================
                                                                                                         27

Statements of Changes in Net Assets

                                                                                                                           12/27/94
                                                                                                                      (Commencement
                                                                                                                                  of
                                                                                                                         Operations)
                                                                                           Year Ended September 30, 1995 to 9/30/95
                                                        ---------------------------------------------------------------- ----------
                                                          New Jersey   Connecticut     Missouri       Hawaii  Washington  Minnesota
Increase (Decrease) in Net Assets                             Series        Series       Series       Series      Series     Series
======================================================= ================================================================ ===========
Operations
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Net investment income                                   $ 10,695,466  $  6,389,615 $  7,008,245 $  4,941,681 $ 4,303,497 $  112,411
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Net realized gain (loss) from securities transactions       (750,270)     (863,091)  (2,665,301)  (2,266,214) (2,102,172)    41,390
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Net unrealized appreciation of investments                 7,864,384     5,530,910    7,820,219    5,533,332   4,845,905     40,841
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Net increase in net assets resulting from operations      17,809,580    11,057,434   12,163,163    8,208,799   7,047,230    194,642
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Distributions to shareholders from
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Net investment income                                    (10,767,877)   (6,378,895)  (7,134,709)  (5,058,302) (4,454,972)  (111,440)
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Capital share transactions
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Net proceeds from sales of shares                         37,494,837    21,140,560   18,499,072    9,444,574   4,847,026  4,366,457
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Net asset value of shares issued to shareholders
in reinvestment of net investment income                   5,789,415     3,020,814    3,919,019    2,109,022   2,352,040     67,117
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Total                                                     43,284,252    24,161,374   22,418,091   11,553,596   7,199,066  4,433,574
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Cost of shares reacquired                                (42,993,555)  (17,022,919) (15,313,492) (21,570,981)(14,285,705)  (202,627)
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Increase (decrease) in net assets derived from capital
share transactions                                           290,697     7,138,455    7,104,599  (10,017,385) (7,086,639) 4,230,947
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Increase (decrease) in net assets                          7,332,400    11,816,994   12,133,053   (6,866,888) (4,494,381) 4,314,149
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
Net Assets
======================================================= ============= ============ ============ ============ =========== ===========
Beginning of period                                      184,229,687   101,619,202  119,689,894   92,972,001  78,853,688      1,000
------------------------------------------------------- ------------- ------------ ------------ ------------ ----------- ----------
End of period+                                          $191,562,087  $113,436,196 $131,822,947 $ 86,105,113 $74,359,307 $4,315,149
====================================================================================================================================

+Includes (overdistributed) undistributed net investment income of $(216,835), $(268,531), $(325,387), $(304,239), $(109,770) and $971,
 respectively, at September 30, 1995.
 See Notes to Financial Statements.*


Statements of Changes in Net Assets

                                                                                                               Year Ended August 31,
                                                                                                            1996               1995
                                                                                               -----------------  ------------------
Increase (Decrease) in Net Assets                                                              California Series  California Series
============================================================================================== =================  =================
Operations
---------------------------------------------------------------------------------------------- -----------------  -----------------
Net investment income                                                                               $ 15,909,947       $ 17,806,695
---------------------------------------------------------------------------------------------- -----------------  -----------------
Net realized gain (loss) from securities transactions                                                  1,550,576        (10,205,412)
---------------------------------------------------------------------------------------------- -----------------  -----------------
Net unrealized appreciation (depreciation) of investments                                             (3,799,733)         7,769,337
---------------------------------------------------------------------------------------------- -----------------  -----------------
Net increase in net assets resulting from operations                                                  13,660,790         15,370,620
---------------------------------------------------------------------------------------------- -----------------  -----------------
Distributions to shareholders from
---------------------------------------------------------------------------------------------- -----------------  -----------------
Net investment income                                                                                (15,888,739)       (17,785,423)
---------------------------------------------------------------------------------------------- -----------------  -----------------
Capital share transactions
---------------------------------------------------------------------------------------------- -----------------  -----------------
Net proceeds from sales of shares                                                                     20,619,999         23,388,320
---------------------------------------------------------------------------------------------- -----------------  -----------------
Net asset value of shares issued to shareholders  in reinvestment of net investment income             6,879,438          7,446,359
---------------------------------------------------------------------------------------------- -----------------  -----------------
Net asset value of shares issued in exchange for assets acquired in tax-free acquisition              16,355,395                  -
---------------------------------------------------------------------------------------------- -----------------  -----------------
Total                                                                                                 43,854,832         30,834,679
---------------------------------------------------------------------------------------------- -----------------  -----------------
Cost of shares reacquired                                                                            (46,289,724)       (61,619,627)
---------------------------------------------------------------------------------------------- -----------------  -----------------
Decrease in net assets derived from capital share transactions                                        (2,434,892)       (30,784,948)
---------------------------------------------------------------------------------------------- -----------------  -----------------
Decrease in net assets                                                                                (4,662,841)       (33,199,751)
---------------------------------------------------------------------------------------------- -----------------  -----------------
Net Assets
============================================================================================== =================  =================
Beginning of period                                                                                  296,273,942       329,473,693
---------------------------------------------------------------------------------------------- -----------------  -----------------
End of period+                                                                                      $291,611,101       $296,273,942
============================================================================================== =================  =================

+Includes undistributed net investment income of $920,320 and $942,812, respectively, at August 31, 1996 and August 31, 1995, respectively.

See Notes to Financial Statements.

Financial Highlights

National Series

                                                                                                              Class B       Class C
                                                                        Class A Shares                         Shares        Shares
                                                   ------------------------------------------------------- ------------ -----------
                                                                                  Year Ended September 30,   8/1/96**     7/15/96**
                                                   ------------------------------------------------------- ------------ -----------
Per Share Operating Performance:                       1996       1995       1994       1993       1992    to 9/30/96    to 9/30/96
================================================== ========== ========== =========== ========= =========== ============ ===========
Net asset value, beginning of period               $  11.00   $  10.62   $  12.37    $ 11.72   $  11.31    $ 11.05      $ 10.90
    ---------------------------------------------- ---------- ---------- ----------- --------- ----------- ------------ -----------
    Income (loss) from investment operations
        ------------------------------------------ ---------- ---------- ----------- --------- ----------- ------------ -----------
        Net investment income                           .603       .626       .657       .695       .700       .089         .106
        ------------------------------------------ ---------- ---------- ----------- --------- ----------- ------------ -----------
        Net realized and unrealized
        ------------------------------------------ ---------- ---------- ----------- --------- ----------- ------------ -----------
        gain (loss) on investments                      .075       .382     (1.3124)     .9255      .4795      .033         .190
        ------------------------------------------ ---------- ---------- ----------- --------- ----------- ------------ -----------
        Total from investment operations                .678      1.008      (.6554)    1.6205     1.1795      .122         .296
    ---------------------------------------------- ---------- ---------- ----------- --------- ----------- ------------ -----------
    Distributions
        ------------------------------------------ ---------- ---------- ----------- --------- ----------- ------------ -----------
        Dividends from net investment income           (.598)     (.628)     (.6596)    (.693)     (.717)     (.092)       (.116)
        ------------------------------------------ ---------- ---------- ----------- --------- ----------- ------------ -----------
        Distributions from net realized gain              -          -       (.435)     (.2775)    (.0525)       -            -
-------------------------------------------------- ---------- ---------- ----------- --------- ----------- ------------ -----------
Net asset value, end of period                     $  11.08   $   11.00  $  10.62    $ 12.37    $ 11.72    $ 11.08      $ 11.08
================================================== ========== ========== =========== ========= =========== ============ ===========
Total Return*                                          6.31%       9.84%    (5.64)%    14.57%     10.78%      1.16%+       2.71%+
================================================== ========== ========== =========== ========= =========== ============ ===========
Ratios to Average Net Assets:
================================================== ========== ========== =========== ========= =========== ============ ===========
        Expenses                                       0.90%       0.82%     0.86%      0.87%      0.83%      0.20%+       0.34%+
        ------------------------------------------ ---------- ---------- ----------- --------- ----------- ------------ -----------
        Net investment income                          5.63%       5.92%     5.76%      5.79%      6.00%      0.68%+       0.96%+
================================================== ================================================================================
                                                                               Year Ended September 30,
                                                   ----------------------------------------------------
Supplemental Data For All Classes:                     1996        1995      1994       1993       1992
        ========================================== ====================================================
        Net assets, end of year (000)              $672,344    $650,699  $662,380   $709,413   $546,768
        ------------------------------------------ --------    --------  --------   --------   --------
        Portfolio turnover rate                      205.35%     225.39%   184.07%    138.06%     87.56%
        ========================================== ====================================================

 *Total return does not consider the effects of sales loads.
**Commencement of offering Class shares.
 +Not annualized.
  See Notes to Financial Statements.


Financial Highlights

New York Series


                                                        ------------------------ Class A Shares --------------------- Class C Shares
                                                                                             Year Ended September 30,  -------------
                                                        -------------------------------------------------------------    7/15/96**
Per Share Operating Performance:                           1996         1995         1994         1993         1992     to 9/30/96
======================================================= =============================================================  ===========
Net asset value, beginning of period                    $  10.85     $  10.54     $  12.27     $  11.60     $  11.26     $  10.63
    --------------------------------------------------- -------- ------------ ------------ ------------ ------------ --------------
Income (loss) from investment operations
    --------------------------------------------------- -------- ------------ ------------ ------------ ------------ --------------
Net investment income                                       .597         .610         .649         .682         .691         .111
    --------------------------------------------------- -------- ------------ ------------ ------------ ------------ --------------
Net realized and unrealized gain (loss)
on investments                                             (.081)        .316      (1.3665)        .874         .458         .152
    --------------------------------------------------- -------- ------------ ------------ ------------ ------------ --------------
Total from investment operations                            .516         .926       (.7175)       1.556        1.149         .263
    --------------------------------------------------- -------- ------------ ------------ ------------ ------------ --------------
Distributions
    --------------------------------------------------- -------- ------------ ------------ ------------ ------------ --------------
Dividends from net investment income                       (.586)       (.616)      (.6475)       (.681)       (.709)       (.113)
    --------------------------------------------------- -------- ------------ ------------ ------------ ------------ --------------
Distributions from net realized gain                        --           --          (.365)       (.205)        (.10)        --
------------------------------------------------------- -------- ------------ ------------ ------------ ------------ --------------
Net asset value, end of period                          $  10.78     $  10.85     $  10.54     $  12.27     $  11.60     $  10.78
======================================================= ======== ============ ============ ============ ============ ==============
Total Return*                                               4.87%        9.12%       (6.21)%      13.95%       10.69%        2.48%+
======================================================= ======== ============ ============ ============ ============ ==============
Ratios to Average Net Assets:
======================================================= ======== ============ ============ ============ ============ ==============
     Expenses                                               0.81%        0.82%        0.83%        0.85%        0.81%        0.34%+
    --------------------------------------------------- -------- ------------ ====-------- ------------ ------------ --------------
     Net investment income                                  5.54%        5.83%        5.72%        5.72%        5.98%        1.04%+
======================================================= ===========================================================================


                                                                                            Year Ended September 30,
                                                        ------------------------------------------------------------
Supplemental Data For All Classes:                        1996         1995         1994         1993         1992
        =============================================== ============================================================
        Net assets, end of year (000)                   $319,553     $331,618     $338,539     $376,456     $306,447
        ----------------------------------------------- ---------    --------     --------     --------     --------
        Portfolio turnover rate                            64.25%      105.62%      149.13%      101.59%     146.68%
        =============================================== ============================================================


*  Total return does not consider the effects of sales loads.

** Commencement of offering Class shares.

+  Not annualized.

   See Notes to Financial Statements.*

Financial Highlights

Texas Series


                                                                                                           Year Ended September 30,
                                                              ---------------------------------------------------------------------
Per Share Operating Performance:                               1996            1995          1994           1993            1992
============================================================= =====================================================================
Net asset value, beginning of year                            $10.05          $9.59         $10.82         $10.28          $9.94
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Income (loss) from investment operations
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              .567           .571           .604           .624           .611
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net realized and unrealized gain (loss)
             on investments                                     .045           .452        (1.0802)         .7135          .4155
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Total from investment operations                   .612          1.023         (.4762)        1.3375         1.0265
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Distributions
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Dividends from net investment income              (.552)         (.563)        (.6038)         (.615)         (.629)
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Distributions from net realized gain               --             --             (.15)        (.1825)        (.0575)
------------------------------------------------------------- ------ -------------- -------------- -------------- -----------------
Net asset value, end of year                                  $10.11         $10.05          $9.59         $10.82         $10.28
============================================================= ====== ============== ============== ============== =================
Total Return*                                                   6.11%         11.14%         (4.60)%        13.64%         10.68%
============================================================= ====== ============== ============== ============== =================
Ratios/Supplemental Data:
============================================================= ====== ============== ============== ============== =================
             Net assets, end of year (000)                   $94,414       $100,304       $103,836       $109,232        $90,205
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Ratios to Average Net Assets:
       ====================================================== ====== ============== ============== ============== =================
             Expenses, including waiver                         0.69%          0.62%          0.50%          0.57%          0.60%
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Expenses, excluding waiver                         0.87%          0.87%          0.87%          0.97%          1.00%
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              5.58%          5.90%          5.97%          5.96%          5.96%
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Portfolio turnover rate                                112.34%        108.00%         96.79%         58.10%        123.33%
============================================================= =====================================================================

*    Total return does not consider the effects of sales loads.

     See Notes to Financial Statements.


Financial Highlights

New Jersey Series



                                                                                                           Year Ended September 30,
                                                              ---------------------------------------------------------------------
Per Share Operating Performance:                               1996            1995          1994           1993            1992
============================================================= =====================================================================
Net asset value, beginning of year                            $ 5.14          $4.95         $ 5.55         $ 5.14          $4.97
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Income (loss) from investment operations
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              .277           .287           .300           .318            .32
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net realized and unrealized gain (loss)
             on investments                                     .041           .192          (.507)          .439           .185
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Total from investment operations                   .318            479          (.207)          .757           .505
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Distributions
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Dividends from net investment income              (.278)         (.289)         (.303)         (.307)         (.325)
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Distributions from net realized gain               --             --             (.09)          (.04)          (.01)
------------------------------------------------------------- ------ -------------- -------------- -------------- -----------------
Net asset value, end of year                                   $5.18          $5.14          $4.95          $5.55          $5.14
============================================================= ====== ============== ============== ============== =================
Total Return*                                                   6.29%          9.98%         (3.91)%        15.26%         10.51%
============================================================= ====== ============== ============== ============== =================
Ratios/Supplemental Data:
============================================================= ====== ============== ============== ============== =================
             Net assets, end of year (000)                  $186,402       $191,562       $184,230       $178,767       $118,386
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Ratios to Average Net Assets:
       ====================================================== ====== ============== ============== ============== =================
             Expenses, including waiver                         0.79%          0.72%          0.51%          0.35%          0.19%
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Expenses, excluding waiver                         0.86%          0.87%          0.83%          0.83%          0.73%
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              5.31%          5.73%          5.76%          5.88%          6.09%
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Portfolio turnover rate                                171.63%        133.11%         75.62%         88.29%         54.63%
============================================================= =====================================================================

*    Total return does not consider the effects of sales loads.

     See Notes to Financial Statements.

Financial Highlights

Connecticut Series



                                                                                                           Year Ended September 30,
                                                              ---------------------------------------------------------------------
Per Share Operating Performance:                               1996            1995          1994           1993            1992
============================================================= =====================================================================
Net asset value, beginning of year                            $10.12          $9.71         $11.01         $10.16          $9.86
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Income (loss) from investment operations
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              .576           .579           .585           .612           .617
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net realized and unrealized gain (loss)
             on investments                                    (.013)          .407        (1.1287)          .906           .311
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Total from investment operations                   .563           .986         (.5437)         1.518           .928
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Distributions
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Dividends from net investment income              (.553)         (.576)        (.6038)         (.608)         (.628)
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Distributions from net realized gain               --             --           (.1525)          (.06)          --
------------------------------------------------------------- ------ -------------- -------------- -------------- -----------------
Net asset value, end of year                                  $10.13         $10.12          $9.71         $11.01         $10.16
------------------------------------------------------------- ------ -------------- -------------- -------------- -----------------
Total Return*                                                   5.70%         10.52%         (5.13)%        15.48%          9.69%
============================================================= ====== ============== ============== ============== =================
Ratios/Supplemental Data:
============================================================= ====== ============== ============== ============== =================
             Net assets, end of year (000)                  $122,885       $113,436       $101,619        $93,020        $58,880
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Ratios to Average Net Assets:
       ====================================================== ====== ============== ============== ============== =================
             Expenses, including waiver                         0.38%          0.41%          0.49%          0.44%          0.20%
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Expenses, excluding waiver                         0.80%          0.86%          0.86%          0.91%          0.74%
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              5.66%          5.89%          5.67%          5.60%          5.96%
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Portfolio turnover rate                                 63.61%         54.19%         97.42%         45.81%         54.90%
============================================================= =====================================================================

*    Total return does not consider the effects of sales loads.

     See Notes to Financial Statements.*


Financial Highlights

Missouri Series


                                                                                                           Year Ended September 30,
                                                              ---------------------------------------------------------------------
Per Share Operating Performance:                               1996            1995          1994           1993            1992
============================================================= =====================================================================
Net asset value, beginning of year                             $5.08          $4.88          $5.51          $5.14          $4.91
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Income (loss) from investment operations
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              .267           .277          .2926           .305           .310
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net realized and unrealized gain (loss)
             on investments                                     .008           .204         (.5681)          .381           .236
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Total from investment operations                   .275           .481         (.2755)          .686           .546
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Distributions
             Dividends from net investment income              (.275)         (.281)         (.297)         (.301)         (.316)
             Distributions from net realized gain               --             --           (.0575)         (0.15)          --
------------------------------------------------------------- ------ -------------- -------------- -------------- -----------------
Net asset value, end of year                                   $5.08          $5.08          $4.88          $5.51          $5.14
============================================================= ====== ============== ============== ============== =================
Total Return*                                                   5.54%         10.21%         (5.22)%        13.80%         11.47%
============================================================= ====== ============== ============== ============== =================
Ratios/Supplemental Data:
============================================================= ====== ============== ============== ============== =================
             Net assets, end of year (000)                  $134,144       $131,823       $119,690       $107,478        $65,812
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Ratios to Average Net Assets:
       ====================================================== ====== ============== ============== ============== =================
             Expenses, including waiver                         0.77%          0.74%          0.60%          0.48%          0.26%
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Expenses, excluding waiver                         0.92%          0.89%          0.91%          0.92%          0.79%
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              5.21%          5.61%          5.60%          5.66%          5.94%
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Portfolio turnover rate                                 93.17%         58.17%         50.59%         56.20%         44.19%
============================================================= =====================================================================

*    Total return does not consider the effects of sales loads.

     See Notes to Financial Statements.*

Financial Highlights

Hawaii Series



                                                                                        Year Ended September 30,
                                                              ---------------------------------------------------       10/28/91**
Per Share Operating Performance:                               1996            1995          1994           1993        to 9/30/92
============================================================= =====================================================================
Net asset value, beginning of period                           $4.91          $4.72          $5.34          $4.89          $4.76
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Income (loss) from investment operations
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              .273           .271          .2918           .297           .281
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net realized and unrealized gain (loss)
             on investments                                     .015           .198          (.578)          .454           .138
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Total from investment operations                   .288           .469         (.2862)          .751           .149
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Distributions
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Dividends from net investment income              (.268)         (.279)        (.2888)         (.301)         (.289)
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Distributions from net realized gain               --             --            (.045)          --             --
------------------------------------------------------------- ------ -------------- -------------- -------------- -----------------
Net asset value, end of period                                 $4.93          $4.91          $4.72          $5.34          $4.89
------------------------------------------------------------- ------ -------------- -------------- -------------- -----------------
Total Return*                                                   5.94%         10.30%         (5.54)%        15.85%          9.06%+
============================================================= ====== ============== ============== ============== =================
Ratios/Supplemental Data:
============================================================= ====== ============== ============== ============== =================
             Net assets, end of period (000)                 $85,344        $86,105        $92,972        $92,883        $47,031
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Ratios to Average Net Assets:
       ====================================================== ====== ============== ============== ============== =================
             Expenses, including waiver                         0.57%          0.58%          0.41%          0.40%          0.00%+
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Expenses, excluding waiver                         0.87%          0.87%          0.87%          0.90%          0.74%+
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              5.46%          5.74%          5.80%          5.62%          5.96%+
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Portfolio turnover rate                                 59.46%         70.64%         66.04%         34.49%         53.24%
============================================================= =====================================================================


*  Total return does not consider the effects of sales loads.

** Commencement of operations.

+  Not annualized.

   See Notes to Financial Statements.



Financial Highlights

Washington Series


                                                                                        Year Ended September 30,
                                                              ---------------------------------------------------        4/15/92**
Per Share Operating Performance:                               1996            1995          1994           1993        to 9/30/92
============================================================= =====================================================================
Net asset value, beginning of period                           $4.91          $4.72          $5.35          $4.92          $4.76
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Income (loss) from investment operations
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              .271           .277          .2976           .304           .140
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net realized and unrealized gain (loss)
             on investments                                     .056           .200         (.5895)          .427           .165
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Total from investment operations                   .327           .477         (.2919)          .731           .305
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Distributions
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Dividends from net investment income              (.277)         (.287)        (.2931)         (.301)         (.145)
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Distributions from net realized gain               --             --            (.045)          --             --
------------------------------------------------------------- ------ -------------- -------------- -------------- -----------------
Net asset value, end of period                                 $4.96          $4.91          $4.72          $5.35          $4.92
------------------------------------------------------------- ------ -------------- -------------- -------------- -----------------
Total Return*                                                   6.80%         10.48%         (5.65)%        15.32%          6.47%+
============================================================= ====== ============== ============== ============== =================
Ratios/Supplemental Data:
============================================================= ====== ============== ============== ============== =================
             Net assets, end of period (000)                 $71,295        $74,359        $78,854        $77,324        $42,627
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Ratios to Average Net Assets:
       ====================================================== ====== ============== ============== ============== =================
             Expenses, including waiver                         0.60%          0.53%          0.29%          0.30%          0.00%+
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Expenses, excluding waiver                         0.68%          0.68%          0.67%          0.80%          0.38%+
             ------------------------------------------------ ------ -------------- -------------- -------------- -----------------
             Net investment income                              5.47%          5.84%          5.93%          5.86%          2.58%+
       ------------------------------------------------------ ------ -------------- -------------- -------------- -----------------
       Portfolio turnover rate                                 78.02%         92.85%        137.74%         85.45%         37.23%
============================================================= =====================================================================


*  Total return does not consider the effects of sales loads.

** Commencement of operations.

+  Not annualized.

   See Notes to Financial Statements.

Financial Highlights

Minnesota Series



                                                                                                      Year Ended
                                                                                                   September 30,        12/27/94**
Per Share Operating Performance:                                                                            1996        to 9/30/95
================================================================================================== ============= ==================
Net asset value, beginning of period                                                                        $5.01          $4.76
       ------------------------------------------------------------------------------------------- -------------- -----------------
       Income (loss) from investment operations
             ------------------------------------------------------------------------------------- -------------- -----------------
             Net investment income                                                                           .294           .230
             ------------------------------------------------------------------------------------- -------------- -----------------
             Net realized and unrealized gain (loss)
             on investments                                                                                 (.078)          .249
             ------------------------------------------------------------------------------------- -------------- -----------------
             Total from investment operations                                                                .216           .479
       ------------------------------------------------------------------------------------------- -------------- -----------------
       Distributions
             ------------------------------------------------------------------------------------- -------------- -----------------
             Dividends from net investment income                                                           (.286)         (.229)
             ------------------------------------------------------------------------------------- -------------- -----------------
             Distributions from net realized gain                                                            --             --
-------------------------------------------------------------------------------------------------- -------------- -----------------
Net asset value, end of period                                                                              $4.90          $5.01
================================================================================================== ============= ==================
Total Return*                                                                                                4.44%         10.22%+
================================================================================================== ============= ==================
Ratios/Supplemental Data:
================================================================================================== ============= ==================
             Net assets, end of period (000)                                                               $8,047         $4,315
             ------------------------------------------------------------------------------------- -------------- -----------------
       Ratios to Average Net Assets:
       =========================================================================================== ============= ==================
             Expenses, including waiver                                                                      0.00%          0.00%+
             ------------------------------------------------------------------------------------- -------------- -----------------
             Expenses, excluding waiver                                                                      0.91%          0.64%+
             ------------------------------------------------------------------------------------- -------------- -----------------
             Net investment income                                                                           5.91%          4.58%+
       ------------------------------------------------------------------------------------------- -------------- -----------------
       Portfolio turnover rate                                                                              43.08%        121.41%
=============================================================+=====================================================================


*    Total return does not consider the effects of sales loads.

**   Commencement of operations.

+    Not annualized.

     See Notes to Financial Statements.


Financial Highlights

California Series



                                                                                                                  Class C Shares
                                                                   Class A Shares                           -----------------------
                                              -------------------------------------------------------              One
                                                     One                      Year Ended August 31,            Month   7/15/96**
                                             Month Ended --------------------------------------------            Ended  -----------
Per Share Operating Performance:                 9/30/96     1996      1995       1994      1993       1992    9/30/96   to 8/31/96
============================================= ========== ======== ========= ========== ========= ========== ========== ============
Net asset value, beginning of period          $  10.32   $  10.41   $ 10.45    $ 11.79   $ 11.21    $ 10.78    $ 10.32    $ 10.28
    ----------------------------------------- ---------- -------- --------- ---------- --------- ---------- ---------- ------------
    Income (loss) from investment operations
        ------------------------------------- ---------- -------- --------- ---------- --------- ---------- ---------- ------------
        Net investment income                     .046       .566      .588       .623      .656       .663       .039       .068
        ------------------------------------- ---------- -------- --------- ---------- --------- ---------- ---------- ------------
        Net realized and unrealized
        gain (loss) on investments                .112      (.089)    (.038)     (.989)     .872      .5615       .113       .041
        ------------------------------------- ---------- -------- --------- ---------- --------- ---------- ---------- ------------
        Total from investment operations          .158       .477      .550     (.366)    1.528     1.2245       .152       .109
    ----------------------------------------- ---------- -------- --------- ---------- --------- ---------- ---------- ------------
    Distributions
        ------------------------------------- ---------- -------- --------- ---------- --------- ---------- ---------- ------------
        Dividends from net investment income     (.048)     (.567)    (.590)     (.624)    (.658)     (.672)     (.042)     (.069)
        ------------------------------------- ---------- -------- --------- ---------- --------- ---------- ---------- ------------
        Distributions from net realized gain      --         --        --        (.350)    (.290)    (.1225)       -          -
--------------------------------------------- ---------- -------- --------- ---------- --------- ---------- ---------- ------------
Net asset value, end of period                $  10.43   $  10.32  $  10.41    $ 10.45   $ 11.79    $ 11.21    $ 10.43    $ 10.32
============================================= ========== ======== ========= ========== ========= ========== ========== ============
Total Return*                                     1.53%+     4.65%     5.58%     (3.33)%   14.43%     11.79%      1.47%+     1.16%+
============================================= ========== ======== ========= ========== ========= ========== ========== ============
Ratios to Average Net Assets:
============================================= ========== ======== ========= ========== ========= ========== ========== ============
        Expenses, including waiver                0.07%+     0.75%     0.76%      0.67%     0.68%      0.67%      0.13%+     0.17%+
        ------------------------------------- ---------- -------- --------- ---------- --------- ---------- ---------- ------------
        Expenses, excluding waiver                0.07%+     0.86%     0.86%      0.87%     0.88%      0.87%      0.13%+     0.21%+
        ------------------------------------- ---------- -------- --------- ---------- --------- ---------- ---------- ------------
        Net investment income                     0.44%+     5.41%     5.84%      5.63%     5.68%      5.87%      0.38%+     0.65%+
===================================================================================================================================
                                                  One Month                                    Year Ended August 31,
                                                      Ended    -----------------------------------------------------
Supplemental Data For All Classes:                  9/30/96        1996      1995       1994       1993       1992
================================================== =================================================================
        Net assets, end of period (000)            $294,837    $291,611  $296,274   $329,474   $336,291   $224,505
        ------------------------------------------ -------- ----------- --------- ---------- ---------- ------------
        Portfolio turnover rate                        2.74%     132.37%   100.20%     86.05%     81.34%    152.79%
====================================================================================================================

*    Total return does not consider the effects of sales loads.

**   Commencement of offering Class shares.

+    Not annualized.

     See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Fund (the "Company") is an open-end management investment company. The Company consists of ten separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940 except for the National Series. The following is a sum mary of significant accounting policies consistently fol lowed by the Company.

(a) Market value is determined as follows: Securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment com panies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income tax.

(c) Security transactions are accounted for on the date that the securi ties are purchased or sold (trade date). Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) Dividends from net investment income are declared daily and paid monthly.

(e) The organization expenses of the New Jersey, Connecticut, Missouri, Hawaii, Washington and Minnesota Series are being amortized evenly over a period of five years from their respective commencements of operations.

2. Management Fee and Other Transactions With Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which it supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee is based on average daily net assets for each month at an annual rate of 0.50%. Lord Abbett may voluntarily reimburse any Series for certain of its other expenses. Any such other expenses reimbursed for the Minnesota Series are subject to repayment pursuant to a formula based on the expense ratio and size of the Series until five years from the commencement of its operations or the termination of the management agreement, whichever is earlier. As of September 30, 1996, other expenses reimbursed by Lord Abbett and not repaid by the Minnesota Series amounted to $43,480. Each Series of the Company has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor(1) an annual service fee of (a) 0.25% of the average daily net assets of Class A shares of the Connecticut, Missouri and California Series and
(b) 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan and 0.25% of the average daily net asset value of shares sold on or after that date for the National, New York, Texas, New Jersey, Hawaii, Washington and Minnesota Series and (2) a one-time distribution fee of up to 1% on certain qualifying purchases and a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. Such expenses under the Class A Plan during the period were 0.23%, 0.22%, 0.24%, 0.22%, 0.21%, 0.25%,
0.22%, 0.00%, 0.00% and 0.25% (annualized) of the average daily net assets of the Class A shares of the National, New York, Texas, New Jersey, Connecticut, Missouri, Hawaii, Washington, Minnesota and California Series, respectively. Pursuant to the Class B Plan of the National Series, the Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan of the National, New York and California Series, the Series pay Distributor
(1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. Such expenses (annualized) under the Class C Plan during the period were 0.98%, 1.00% and 1.00% of the average daily net assets of the Class C shares of the National, New York and California Series, respectively.

12b-1 distribution plan expenses for the multiple share class Series were as follows:

                                                 12b-1 Expenses
                                    --------------------------------------------
Series                                Class A         Class B          Class C
--------------------------------------------------------------------------------
National                            $1,477,675       $      451       $   90,916
--------------------------------------------------------------------------------
New York                               722,390             --             15,848
--------------------------------------------------------------------------------
California
9/1/96-9/30/96                          59,198             --             13,515
--------------------------------------------------------------------------------
California
9/1/95-8/31/96                         733,715             --             22,564
--------------------------------------------------------------------------------

Lord Abbett received the following commissions on sales of capital stock of the Company after concessions were paid to authorized distributors:

                                                  Lord Abbett      Distributors'
Series                                            Commissions        Concessions
--------------------------------------------------------------------------------
National-Class A                                     $125,791           $847,733
--------------------------------------------------------------------------------
New York-Class A                                       58,282            398,481
--------------------------------------------------------------------------------
Texas                                                  17,366            116,977
--------------------------------------------------------------------------------
New Jersey                                             78,847            513,556
--------------------------------------------------------------------------------
Connecticut                                            42,382            286,988
--------------------------------------------------------------------------------
Missouri                                               57,961            375,199
--------------------------------------------------------------------------------
Hawaii                                                 15,685            105,352
--------------------------------------------------------------------------------
Washington                                             20,198            134,639
--------------------------------------------------------------------------------
Minnesota                                              21,703            155,891
--------------------------------------------------------------------------------
California-Class A
9/1/96-9/30/96                                          2,661             20,471
--------------------------------------------------------------------------------
California-Class A
9/1/95-8/31/96                                         54,797            378,916
--------------------------------------------------------------------------------

Certain of the Company's officers and directors have an interest in Lord Abbett.

Notes to Financial Statements

3. Capital Share Transactions Transactions in shares of capital stock for the single class Series were as follows:

                                                                                                                 Year Ended 9/30/96
                                      ----------------------------------------------------------------------------------------------
                                            Texas    New Jersey   Connecticut      Missouri        Hawaii    Washington   Minnesota
                                           Series        Series        Series        Series        Series        Series      Series
------------------------------------  ----------------------------------------------------------------------------------------------
Sales of shares                           475,866     3,974,605     1,905,589     2,206,553     2,128,597       860,560     861,206
------------------------------------  ----------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of net income and
realized gain from securities             265,530     1,098,145       339,929       808,814       431,565       488,901      57,627
transactions
------------------------------------  ----------------------------------------------------------------------------------------------
Total                                     741,396     5,072,750     2,245,518     3,015,367     2,560,162     1,349,461     918,833
------------------------------------  ----------------------------------------------------------------------------------------------
Share reacquired                       (1,377,623)   (6,324,324)   (1,321,872)   (2,584,262)   (2,750,815)   (2,109,723)   (137,934)
------------------------------------  ----------------------------------------------------------------------------------------------
Increase (decrease) in shares            (636,227)   (1,251,574)      923,646       431,105      (190,653)     (760,262)    780,899
------------------------------------  ----------------------------------------------------------------------------------------------


                                                                                                                           12/27/94
                                                                                                                      (Commencement
                                                                                                                     of Operations)
                                                                                                                            9/30/96
                                      ----------------------------------------------------------------------------------------------
                                            Texas    New Jersey   Connecticut      Missouri        Hawaii    Washington   Minnesota
                                           Series        Series        Series        Series        Series        Series      Series
------------------------------------  ----------------------------------------------------------------------------------------------
Sales of shares                           834,676     7,613,373     2,208,179     3,777,825     2,008,926     1,016,217     888,992
------------------------------------  ----------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of net income and
realized gain from securities             297,890     1,161,742       309,088       798,404       445,406       496,267      13,479
transactions
------------------------------------  ----------------------------------------------------------------------------------------------
Total                                   1,132,566     8,775,115     2,517,267     4,576,229     2,454,332     1,512,484     902,471
------------------------------------  ----------------------------------------------------------------------------------------------
Share reacquired                       (1,983,550)   (8,753,334)   (1,776,654)   (3,138,331)   (4,635,494)   (3,072,443)    (40,533)
------------------------------------  ----------------------------------------------------------------------------------------------
Increase (decrease) in shares            (850,984)       21,781       740,613     1,437,898    (2,181,162)   (1,559,959)    861,938
------------------------------------  ----------------------------------------------------------------------------------------------


Transaction in capital stock for the multiple class share Series (both shares and dollar amount) were as follows:


                                                                                                                    One Month Ended
                                                                                 Year Ended 9/30/96                         9/30/96
                                      -----------------------------------------------------------------   --------------------------
                                                 National Series                 New York Series                California Series
Class A                                      Shares          Amount          Shares          Amount          Shares          Amount
--------------------------------      -----------------------------------------------------------------   --------------------------
Sales of shares                           3,460,521     $38,540,261       1,905,900     $20,626,951         267,904      $2,778,820
--------------------------------      -----------------------------------------------------------------   --------------------------
Share issued to shareholders
in reinvestment of net
investment income                         1,705,482      18,872,688         953,105      10,302,679          52,730         543,646
--------------------------------      -----------------------------------------------------------------   --------------------------
Total                                     5,166,003      57,412,949       2,859,005      30,929,530         320,634       3,322,466
--------------------------------      -----------------------------------------------------------------   --------------------------
Shares reacquired                        (7,648,786)    (84,781,412)     (4,489,130)    (48,590,185)       (301,434)     (3,124,462)
--------------------------------      -----------------------------------------------------------------   --------------------------
Increase (decrease) in shares            (2,482,783)   ($27,268,463)     (1,630,125)   ($17,660,655)         19,200        $198,004
--------------------------------      -----------------------------------------------------------------   --------------------------



                                                            Year Ended 9/30/95        Year Ended 8/31/96          Year Ended 8/31/95
                      -------------------------------------------------------- ------------------------- ---------------------------
                             National Series             New York Series            California Series           California Series
Class A                   Shares         Amount       Shares         Amount       Shares         Amount       Shares         Amount
--------------------- -------------------------------------------------------- ------------------------- ---------------------------
Sales of shares        6,777,988    $70,991,645    3,314,242    $34,159,185    1,920,287    $20,210,489    2,319,204    $23,388,320
--------------------- -------------------------------------------------------- ------------------------- ---------------------------
Share issued to
shareholders
in reinvestment
of net
investment income      1,917,292     20,425,516    1,077,774     11,332,845      654,374      6,851,665      734,943      7,446,359
--------------------- -------------------------------------------------------- ------------------------- ---------------------------
Total                  8,695,280     91,417,161    4,392,016     45,492,030    2,574,661     27,062,154    3,054,147     30,834,679
--------------------- -------------------------------------------------------- ------------------------- ---------------------------
Shares reacquired    (11,882,872)  (125,019,799)  (5,937,848)   (61,380,990)  (4,377,777)   (45,915,889)  (6,116,277)   (60,619,627)
--------------------- -------------------------------------------------------- ------------------------- ---------------------------
Decrease in shares    (3,187,592)  ($33,602,638)  (1,545,832)  ($15,888,960)  (1,803,116)  ($18,853,735)  (3,062,130)  ($29,784,948)
--------------------- -------------------------------------------------------- ------------------------- ---------------------------

                                                         For the Period 8/1/96
                                     (Commencement of Offering Class B Shares)
                                                                    to 9/30/96
                                     ------------------------------------------
                                                            National Series
Class B                                                  Shares         Amount
------------------------------------ ------------------------------------------
Sales of shares                                          59,802       $661,582
------------------------------------ ------------------------------------------
Share issued to shareholders
in reinvestment of net
investment income                                            72            786
------------------------------------ ------------------------------------------
Total                                                    59,874        662,368
------------------------------------ ------------------------------------------
Shares reacquired                                        (5,647)       (61,732)
------------------------------------ ------------------------------------------
Increase in shares                                       54,227       $600,636
------------------------------------ ------------------------------------------



                                                        For the Period 7/15/96                                For the Period 7/15/96
                                     (Commencement of Offering Class C Shares)         One Month Ended     (Commencement of Offering
                                                                    to 9/30/96                 9/30/96    Class C Shares) to 8/31/96
                          ---------------------------------------------------- ----------------------- -----------------------------
                                 National Series            New York Series         California Series           California Series
Class C                       Shares         Amount      Shares         Amount     Shares       Amount        Shares         Amount
------------------------- ---------------------------------------------------- ----------------------- -----------------------------
Sales of shares               69,802    $   770,616      15,695     $  184,291      3,458      $36,001        39,504    $   409,510
------------------------- ---------------------------------------------------- ----------------------- -----------------------------
Share issued to
shareholders
in reinvestment of net
investment income             17,293        191,259       2,504         26,979      3,091       31,867         2,635         27,773
------------------------- ---------------------------------------------------- ----------------------- -----------------------------
Share issued to
shareholders
in exchange for
assets acquired
in tax-free acquisitions   4,072,638     44,391,757     707,908      7,525,059       --           --       1,591,611     16,355,395
------------------------- ---------------------------------------------------- ----------------------- -----------------------------
Total                      4,159,733     45,353,632     726,107      7,736,329      6,549       67,868     1,633,750     16,792,678
------------------------- ---------------------------------------------------- ----------------------- -----------------------------
Shares reacquired           (219,636)    (2,418,857)    (38,624)      (414,576)   (12,944)    (134,024)      (35,879)      (373,835)
------------------------- ---------------------------------------------------- ----------------------- -----------------------------
Increase (decrease)
in shares                  3,940,097    $42,934,775     687,483     $7,321,753     (6,395)    ($66,156)    1,597,871    $16,418,843
------------------------- ---------------------------------------------------- ----------------------- -----------------------------


4. Distributions

Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from securities transactions, if any, reduced by capital loss carryforwards will be distributed to shareholders in December 1996. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. The accumulated net realized gain (loss) for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $(16,110,968) for the National Series,
$(15,958,422) for the New York Series, $625,000 for the Texas Series, $(2,446,328) for the New Jersey Series, $(2,317,919) for the Connecticut Series, $(4,618,221) for the Missouri Series, $(2,481,668) for the Hawaii Series, $(3,984,899) for the Washington Series, $(32,397) for the Minnesota Series, and $(23,787,986) for the California Series. The capital loss carryforwards expire in 2003, 2004 and 2005.

Dividends declared by class for the multiple class share Series were as follows:

                                                      Dividends
                                 -----------------------------------------------
Series                               Class A           Class B           Class C
--------------------------------------------------------------------------------
National                         $34,858,538            $2,647          $440,252
--------------------------------------------------------------------------------
New York                          17,547,955              --              79,263
--------------------------------------------------------------------------------
California
9/1/96-9/30/96                     1,272,057              --              59,707
--------------------------------------------------------------------------------
California
9/1/95-8/31/96                    15,777,854              --             110,885
--------------------------------------------------------------------------------

5. Paid In Capital

At September 30, 1996, paid in capital for each Series was as follows:

--------------------------------------------------------------------------------
National                     $678,220,093         Missouri          $134,651,812
--------------------------------------------------------------------------------
New York                      327,037,919         Hawaii              86,668,088
--------------------------------------------------------------------------------
Texas                          91,861,924         Washington          72,486,804
--------------------------------------------------------------------------------
New Jersey                    183,618,486         Minnesota            8,134,148
--------------------------------------------------------------------------------
Connecticut                   123,230,858         California         310,301,851
--------------------------------------------------------------------------------

Notes to Financial Statements


6. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                          Purchases                  Sales
--------------------------------------------------------------------------------
National                                   $1,369,038,378         $1,401,544,929
--------------------------------------------------------------------------------
New York                                      206,742,741            223,521,832
--------------------------------------------------------------------------------
Texas                                         111,181,101            113,769,095
--------------------------------------------------------------------------------
New Jersey                                    322,851,896            327,971,621
--------------------------------------------------------------------------------
Connecticut                                    83,915,468             74,369,510
--------------------------------------------------------------------------------
Missouri                                      124,092,307            122,493,532
--------------------------------------------------------------------------------
Hawaii                                         50,362,846             51,687,357
--------------------------------------------------------------------------------
Washington                                     56,604,072             59,316,865
--------------------------------------------------------------------------------
Minnesota                                       6,787,254              2,810,507
--------------------------------------------------------------------------------
California
9/1/96-9/30/96                                  7,904,720              8,505,267
--------------------------------------------------------------------------------
California
9/1/95-8/31/96                                380,608,861            399,468,142
--------------------------------------------------------------------------------

Security gains and losses are computed on the identified cost basis. As of September 30, 1996, net unrealized appreciation (depreciation), unrealized appreciation, and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                             Net Unrealized
                               Appreciation         Unrealized        Unrealized
Series                       (Depreciation)       Appreciation      Depreciation
--------------------------------------------------------------------------------
National                        $11,829,748        $16,317,745        $4,487,997
--------------------------------------------------------------------------------
New York                          9,168,568         11,657,834         2,489,266
--------------------------------------------------------------------------------
Texas                             1,877,482          3,085,504         1,208,022
--------------------------------------------------------------------------------
New Jersey                        5,482,521          6,279,946           797,425
--------------------------------------------------------------------------------
Connecticut                       1,980,594          3,559,150         1,578,556
--------------------------------------------------------------------------------
Missouri                          4,663,745          5,223,830           560,085
--------------------------------------------------------------------------------
Hawaii                            1,379,712          1,806,629           426,917
--------------------------------------------------------------------------------
Washington                        2,977,838          3,073,097            95,259
--------------------------------------------------------------------------------
Minnesota                           (69,514)            72,173           141,687
--------------------------------------------------------------------------------
California                        9,305,622         11,567,773         2,262,151
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

7. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees accrued during the year for outside Directors of the Company as a group was $31,536 (exclusive of expenses), a portion of which has been deemed in vested in shares of the Company under a deferred compensation plan contemplating future payment of the value of those shares. As of Septem ber 30, 1996, the aggregate amount in Directors' accounts maintained under the plan was $449,952. Retirement costs accrued during the year amounted to $20,791.


8. California Series

On July 12, 1996, Lord Abbett California Tax-Free Income Fund be came a Series of the Company. The California Series changed its fiscal year end from August 31 to September 30 to conform to the fiscal year end of the other Series in the Company. Accordingly, the financial statements of the California Series cover a one-month period from September 1, 1996 to September 30, 1996.


9. Acquisition

On July 12, 1996, the National, New York and California Series of the Company acquired the net assets of the respective Series of Lord Abbett Securities Trust (the "Trust") pursuant to a plan of reorganization approved by the Trust's shareholders on June 19, 1996. The acquisition was accomplished by a tax-free exchange of newly issued Class C shares of each Series for shares of the respective Series of the Trust. The number of Class C shares of each Series of the Company issued, the number of shares of each Series of the Trust exchanged, and the aggregate net assets of each Series of the Company and Trust (including net unrealized appreciation and accumulated net realized losses for the Trust) immediately before the acquisition were as follows:`

                           Class C Shares       Trust Shares         Net Assets
                                   Issued          Exchanged         Of Company
--------------------------------------------------------------------------------
National                        4,072,638          9,484,046       $625,342,602
--------------------------------------------------------------------------------
New York                          707,908          1,662,757       $312,547,408
--------------------------------------------------------------------------------
California                      1,591,611          3,703,634       $276,270,190
--------------------------------------------------------------------------------


                               Net Assets         Unrealized     Accumulated Net
                                 Of Trust       Appreciation     Realized Losses
--------------------------------------------------------------------------------
National                      $44,391,757            $61,000        $(2,390,370)
--------------------------------------------------------------------------------
New York                       $7,525,059            $(4,439)         $(825,448)
--------------------------------------------------------------------------------
California                    $16,355,395           $162,427        $(2,264,239)
--------------------------------------------------------------------------------

Independent Auditors' Report

The Board of Directors and Shareholders,
Lord Abbett Tax-Free Income Fund, Inc.:

We have audited the accompanying statements of net assets of the National Series, New York Series, Texas Series, New Jersey Series, Connecticut Series, Missouri Series, Hawaii Series, Washington Series, Minnesota Series, and California Series of Lord Abbett Tax-Free Income Fund, Inc. as of September 30, 1996, the related statements of operations, and of changes in net assets and the financial highlights for the respective periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the National Series, New York Series, Texas Series, New Jersey Series, Connecticut Series, Missouri Series, Hawaii Series, Washington Series, Minnesota Series, and California Series of Lord Abbett Tax-Free Income Fund, Inc. at September 30, 1996, the results of their operations, the changes in their net assets and the financial highlights for the respective periods presented, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
New York, New York
November 11, 1996

Our Management

   Board of Directors

   Robert S. Dow
   E. Wayne Nordberg
   E. Thayer Bigelow*+
   Stewart S. Dixon*
   John C. Jansing*
   C. Alan MacDonald*+
   Hansel B. Millican, Jr.*+
   Thomas J. Neff*
  *Outside Director
  +Audit Committee


   Officers

   Robert S. Dow, Chairman and President
   Zane E. Brown, Executive Vice
   President and Portfolio Manager
   Philip Fang, Executive Vice President
   John R. Mousseau, Executive Vice President
   Kenneth B. Cutler, Vice President
   and Secretary
   Stephen I. Allen, Vice President
   Daniel E. Carper, Vice President
   Daria L. Foster, Vice President
   Robert G. Morris, Vice President
   Robert J. Noelke, Vice President
   E. Wayne Nordberg, Vice President
   John J. Walsh, Vice President
   Paul A. Hilstad, Vice President
   and Assistant Secretary
   Thomas F. Konop, Vice President
   and Assistant Secretary
   Keith F. O'Connor, Vice President
   and Treasurer
   A. Edward Oberhaus III, Vice President
   Victor W. Pizzolato, Vice President
   Donna McManus, Assistant Treasurer
   Joseph Van Dyke, Assistant Treasurer
   Lydia Guzman, Assistant Secretary
   Robert M. Hickey, Assistant Secretary


   Investment Manager and
   Underwriter

   Lord, Abbett & Co. and
   Lord Abbett Distributor LLC

   The General Motors Building
   767 Fifth Avenue
   New York, NY 10153-0203
   212-848-1800


   Custodian

   The Bank of New York
   New York, NY


   Transfer Agent

   United Missouri Bank of
   Kansas City, N.A.


   Shareholder Servicing Agent

   DST Systems, Inc.
   P.O. Box 419100
   Kansas City, MO 64141
   800-821-5129


   Auditors

   Deloitte & Touche LLP
   New York, NY


   Counsel

   Debevoise & Plimpton
   New York, NY
                                                                              39

Copyright (C) 1996 by Lord Abbett Tax-Free Income Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

                           Investing in the
         Lord Abbett
                                              Family of Funds

------------------------------------------------------------------------------------------------------------------------------------
GROWTH
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              INCOME
------------------------------------------------------------------------------------------------------------------------------------
Aggressive         Growth            Growth &             Balanced            Income               Tax-Free          Money Market
Growth Funds       Funds             Income Funds         Fund                Funds                Income Funds      Fund

Developing         Mid-Cap           Affiliated Fund      Balanced Series     U.S. Government      o National        U.S. Government
Growth Fund        Value Fund                                                 Securities Series*   o California      Securities
                                                                                                   o Connecticut     Money Market
Research Fund-     Global Fund-      Growth &                                 Bond-Debenture       o Florida         Fund*+
Small-Cap          Equity Series     Income Series                            Fund                 o Georgia
Series                                                                                             o Hawaii
                                     Research Fund-                           Global Fund-         o Michigan
                                     Large-Cap                                Income Series        o Minnesota
                                     Series                                                        o Missouri
                                                                              Limited Duration     o New Jersey
                                                                              U.S. Government      o New York
                                                                              Securities Series*   o Pennsylvania
                                                                                                   o Texas
                                                                                                   o Washington

     Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your financial adviser provides value in helping you identify and under stand your investment objectives and, ultimately, offering fund recom mendations suitable for your individual needs.

     This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a cur rent prospectus for Lord Abbett Tax-Free Income Fund.

     For more complete information about any other Lord Abbett fund, in cluding charges and expenses, call your financial adviser or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

     When you invest in a family of funds, you benefit from:

     Diversification.   You  and  your  financial  adviser  can  diversify  your
     investments between equity and income funds.

     Flexibility. As your investment goals change, your financial adviser can help you reallocate your portfolio.

     As an investor in the Lord Abbett Family of Funds, you have access to 27 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your financial adviser to help you customize your investment plan.


* An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ There can be no assur ance that this Fund will be able to main tain a stable net asset value of $1.00 per share. This Fund is man aged to maintain, and has maintained, its stable $1.00 per share price.



     Numbers to Keep Handy
     For Literature: 800-874-3733
     For Shareholder Account
     or Statement Inquiries: 800-821-5129
     For More Information: 800-426-1130

[LOGO] LORD, ABBETT & CO.
       Investment Management

A Tradition of Performance Through Diciplined Investing



LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------         LATFI-2-996
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203             (11/96)

Lord, Abbett & Co.

         A Tradition of Performance Through

Disciplined

           Investing


                    [PHOTO]


(standing,  left to right)
Lisa D'Emic, portfolio manager

Richard Smola, portfolio manager

Philip Fang, portfolio manager

(seated, left to right)
Zane E. Brown, partner in charge of
fixed income and portfolio manager

John R. Mousseau, director of municipal
bond management and portfolio manager

A successful long-term track record is evidence of a successful investment strategy. For decades we, at Lord, Abbett & Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 48 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.


About Your
Fund's
        Board of
        Directors



     The Securities and Exchange Commission (SEC) views the role of the independent Board of Directors as one of the most important com ponents in overseeing a mutual fund. The Board of Directors watches over your Fund's general oper ations and represents your interests. Board members review and approve every contract between your Fund and Lord, Abbett & Co. (the Fund's investment manager) and Lord Abbett Distributor LLC (the Fund's underwriter). They meet regularly to review a wide variety of information and issues regard ing your Fund. Every member of the Board possesses extensive business experience; Lord Abbett Tax-Free Income Fund's shareholders are indeed fortunate to have a group of independent directors with diverse back grounds to provide a variety of viewpoints in the oversight of their Fund. Below, we feature one of our independent directors, John C. Jansing.

                                                John C. Jansing,
                                                Director--Lord  Abbett  Tax-Free
                                                Income Fund


     An alumnus of Dartmouth College, Mr. Jansing is the founder and retired Chairman of Independent Election Corporation of America, a proxy tabulating firm. His diversified business career has spanned 40 years and includes extensive experience in the investment company industry.


     Mr. Jansing has served on the American Stock Exchange Board of Governors as well as on a Securities and Exchange Commission Special Advisory Committee on Investment Advisors. He has been an independent director for all of Lord Abbett's funds since 1978.